N-CSR
1
ncsr-603.txt
SIT MID CAP GROWTH FUND, INC.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-03342
                                    ---------

                           Sit Mid Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                            4600 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, Mn  55402
                    (Address of principal executive offices)

                          Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                            4600 Wells Fargo Center
                             90 South Seventh Street
                             Minneapolis, Mn  55402
                     (Name and address of agent for service)

                                    Copy to:
                               Mike Radmer, Esq.
                               Dorsey & Whitney
                                  Suite 1500
                             50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 344-5888


Date of fiscal year end:   June 30, 2003

Date of reporting period:  June 30, 2003

Item 1:   Reports to Stockholders

                                SIT MUTUAL FUNDS
                                   STOCK FUNDS
                                  ANNUAL REPORT

                            YEAR ENDED JUNE 30, 2003


                           A FAMILY OF NO-LOAD FUNDS
                           -------------------------

                                  BALANCED FUND
                             LARGE CAP GROWTH FUND
                              MID CAP GROWTH FUND
                           INTERNATIONAL GROWTH FUND
                             SMALL CAP GROWTH FUND
                       SCIENCE AND TECHNOLOGY GROWTH FUND
                         DEVELOPING MARKETS GROWTH FUND




                        [LOGO] SIT INVESTMENT ASSOCIATES
                               -------------------------
                                   SIT MUTUAL FUNDS

                                SIT MUTUAL FUNDS
                            STOCK FUNDS ANNUAL REPORT
                               TABLE OF CONTENTS


PAGE


Chairman's Letter
2

Performance Summary and Stock Funds Market Review
4

Average Annual Total Returns
6

FUND REVIEWS AND PORTFOLIOS OF INVESTMENTS

         Balanced Fund
8

         Large Cap Growth Fund
14

         Mid Cap Growth Fund
18

         International Growth Fund
22

         Small Cap Growth Fund
26

         Science and Technology Growth Fund
30

         Developing Markets Growth Fund
34

Notes to Portfolios of Investments
38

Statements of Assets and Liabilities
40

Statements of Operations
42

Statements of Changes in Net Assets
44

Notes to Financial Statements
47

Financial Highlights
54

Independent Auditors' Report
61

Information About Directors and Officers
62

Federal Tax Information
66

A Look at Sit Mutual Funds
67

       SIT MUTUAL FUNDS
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       CHAIRMAN'S LETTER


Dear Fellow Shareholders:

Global equity markets have climbed higher in recent months due to a combination of diminishing risks and prospects for a significantly better economy in the months ahead. We remain particularly optimistic on the outlook for growth stocks, given the improvements in investor sentiment, attractive valuations, and signs of improving business conditions in the important technology sector.

ECONOMIC OVERVIEW

Although the performance of the U.S. economy has not been as robust as expected following the war with Iraq, all the pieces are in place for a strong rebound in the second half of 2003, with momentum carrying into 2004. Gross Domestic Product (GDP) was a mere +1.4% in the first quarter of 2003, but we believe more recent economic data suggest that the economy is picking up steam. Monthly data for consumer spending, for example, point to an improvement from the first quarter rate of growth. Moreover, the stimulative effect of the Bush Administration's tax package, combined with ongoing low interest rates and higher stock prices, should contribute to the momentum in the months ahead. A strengthening consumer, solid government spending, and slowly improving business investment are among the key factors supporting our second half 2003 GDP forecast of +3.5%.

While inflation data continues to come in at very moderate levels, we believe the near-term fears over deflation are overstated. As discussed, the recently enacted tax bill will drive economic growth, which will serve to reduce the excess production capacity that is crimping manufacturers' pricing power. Moreover, it is important to remember that the economy is increasingly service-oriented, and prices in this sector have been rising +3%. Despite our expectation that inflation will remain well under control, it is our belief that interest rates will climb slowly higher over the next few months, reflecting a stronger economy and the fact that the Federal Reserve has cut rates to extraordinarily low levels in its efforts to revive the economy. In this regard, however, we do not expect the Federal Reserve to RAISE short-term interest rates in the foreseeable future, based on its clear goal of stemming deflationary risks and ensuring the economy is on a sustainable growth path.

The $350 billion Jobs and Growth Tax Relief and Reconciliation Act of 2003 is the third largest tax cut in U.S. history and should provide more than $150 billion in consumer and business tax relief over the next sixteen months. The law also contains reductions in taxes on dividends and capital gains that have positive implications for investors in the stock market. Even though state and local budgets are a drag on the economy, we believe the federal package still produces a net positive effect of +1% in GDP in both 2003 and 2004. The downside, of course, is that it will accelerate the federal deficit, which is estimated to be between $400 billion and $425 billion for 2003.

EQUITY STRATEGY SUMMARY

Domestic equities have produced solid returns so far in 2003, as many of the uncertainties that have faced investors over the past three difficult years have finally begun to diminish. First, the worst of the news related to corporate governance, though never completely absent, seems to have already played out in
2002 and early-2003. Second, following the successful war in Iraq, the geopolitical environment appears to have stabilized. Third, the prospects for an economic recovery are brighter than ever in light of low interest rates, considerable monetary and fiscal stimuli, and early signs that business investment has finally turned the corner.

Despite the sluggish economic backdrop, U.S. corporate

- -------------------------------------------------------------------------
-[LOGO]


profits posted solid gains during the first quarter of 2003 and have actually been improving since the third quarter of 2002. Even with lackluster revenue growth, the combination of low interest rates, productivity gains, and cost reductions have led to impressive gains in earnings, particularly in the first quarter of 2003. We believe that once improvements in the economy begin to manifest in better revenues for corporate America, earnings will surprise on the upside and provide the basis for continued strength in stock prices. Although equity valuations may still edge higher from their current levels, we believe that earnings will be the key driver for stocks in the months ahead. Absolute valuations, while definitely more attractive than three years ago, remain "acceptable" versus current interest rates, but cannot be considered "cheap" by historical standards, with the S&P 500 Index trading at a price-earnings ratio of 19x (based on 2003 earnings). There are reasons, however, for supporting the notion that higher valuations may persist for quite some time. First, there are sizable pools of cash "on the sidelines" that are earnings subpar rates of return, given the low interest rate environment. Second, low inflation and lower capital gains taxes also support a continuation of above-average P/E ratios for stocks. Finally, it is not unusual for valuations to be higher than average at the beginning of an upturn in the economy, as investors realize that earnings
(the "E" in the P/E ratio) are TEMPORARILY depressed by economic conditions.

Growth stocks have rallied sharply thus far in 2003, and we continue to believe that the environment remains attractive for both strong relative (to value) and absolute performance of the growth style. While the breadth of the current market rally has been particularly encouraging, we believe the most significant potential rests in those sectors most likely to benefit from a stronger economy.
In particular, we have added to our positions in the beleaguered technology sector in recent months, as our analysts are beginning to identify improvement in orders in many technology-related end markets. The healthcare segment also remains an area of focus, as there are numerous attractive investments in companies developing new drugs, medical instruments, and services to keep up with the nation's ever-increasing demand for better healthcare.

We are also increasingly optimistic about investment opportunities outside the
U.S. The same factors supporting a U.S. recovery, including low interest rates and global monetary and fiscal policies, hold true in many economies around the world. Specifically, we have added to our weightings in Asia in order to capitalize on a "post SARS" recovery in the regions and a slightly more optimistic outlook for economic and fiscal improvements in Japan. We remain significantly underweighted in Europe, based, in part, on concerns that the stronger euro may weaken the competitive position of the region's key export sector.

Other areas with bright prospects include finance (due to continued low interest rates, strong capital markets), energy (based on a natural gas supply shortage), and retail (based on accelerating consumer spending).


With best wishes,


/s/ Eugene C. Sit
Eugene C. Sit, CFA
Chairman and Chief Investment Officer

SIT MUTUAL FUNDS
ONE YEAR ENDED JUNE 30, 2003
- -------------------------------------------------------------------------
-------
PERFORMANCE SUMMARY AND STOCK FUNDS MARKET REVIEW


   Domestic equity returns generally were mixed over the past 12 months, but the year was marked by extreme weakness in the first quarter of the period and gathering strength since then, including solid double-digit gains in the latest quarter. The third quarter of 2002 was particularly challenging, as most indices fell -15% or more. Since the end of that quarter, which ended just prior to the
October 2002 low mark for many indices, equity returns have been very strong by all measures.

   In contrast to numerous prior periods, small and mid-capitalization stocks trailed larger issues, albeit by a small differential. Over the past twelve months, the S&P 500 Index rose 0.3%, while the S&P 400 MidCap Index and the Russell 2000 Index fell -0.7% and -1.6%, respectively. In another change of leadership, growth stocks outperformed value issues over the period across all capitalization styles. For example, the Russell 1000 Growth Index rose +2.9%
over the past year, while the Russell 1000 Value fell -1.0%, and the Russell
2000 Growth Index (+0.7% for the period) outperformed the Russell 2000
Value
(-3.8%) by 450 basis points. The difference was most striking in the mid cap sector, where the Russell Mid Cap Growth Index return of +7.4% exceeded the
- -0.6% return for its value counterpart by a full eight percentage points.

   There was a particularly wide differential in sector performance over the past twelve months, with traditional "growth" sectors generally posting solid returns. For example, within the S&P 500 Index, sectors that outperformed the overall index over the period include health technology, electronic technology, and communications. Sectors that lagged the broader market included consumer durables, energy minerals, retail trade, and health services.

   In contrast to the U.S., global indices generally posted modest declines over the past twelve months. The broadest measure of global equity performance, the
MSCI World Index, fell -2.4% over the twelve-month period. The MSCI Europe Index decreased -5.2% over the period. The MSCI Pacific Index fell -9.6%, weighed down by the heavily weighted Japanese component, which fell -14.6%.

                          TOTAL RETURN - CALENDAR YEAR

                                                 1991         1992
1993
- -------------------------------------------------------------------------
-------
SIT BALANCED                                       --           --
--
- -------------------------------------------------------------------------
-------
SIT LARGE CAP GROWTH                            32.72%        4.94%
3.15%
- -------------------------------------------------------------------------
-------
SIT MID CAP GROWTH(1)                           65.50        -2.14
8.55
- -------------------------------------------------------------------------
-------
SIT INTERNATIONAL GROWTH(2)                      4.10(4)      2.69
48.37
- -------------------------------------------------------------------------
-------
SIT SMALL CAP GROWTH(1)                            --           --
--
- -------------------------------------------------------------------------
-------
SIT SCIENCE AND TECHNOLOGY GROWTH(3)               --           --
--
- -------------------------------------------------------------------------
-------
SIT DEVELOPING MARKETS GROWTH(2)                   --           --
--
- -------------------------------------------------------------------------
-------
S&P 500 INDEX                                   30.46         7.64
10.07
S&P MIDCAP 400 INDEX                            50.11        11.92
13.95
MSCI EAFE INDEX                                  0.26(5)    -12.17
32.56
RUSSELL 2000 INDEX                                 --           --
--
MSCI EMERGING MARKETS
  FREE INDEX                                       --           --
--


                                           NASDAQ
                                           SYMBOL      INCEPTION
                                           ------      ---------
SIT BALANCED                               SIBAX        12/31/93
- ----------------------------------------------------------------
SIT LARGE CAP GROWTH                       SNIGX        09/02/82
- ----------------------------------------------------------------
SIT MID CAP GROWTH                         NBNGX        09/02/82
- ----------------------------------------------------------------
SIT INTERNATIONAL GROWTH                   SNGRX        11/01/91
- ----------------------------------------------------------------
SIT SMALL CAP GROWTH                       SSMGX        07/01/94
- ----------------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH          SISTX        12/31/97
- ----------------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH              SDMGX        07/01/94
- ----------------------------------------------------------------
S&P 500 INDEX(5)
S&P MIDCAP 400 INDEX(5)
MSCI EAFE INDEX(6)
RUSSELL 2000 INDEX(7)
MSCI EMERGING MARKETS FREE INDEX(8)

(1)  STOCKS OF SMALL- AND MID-SIZED COMPANIES MAY BE SUBJECT TO MORE ABRUPT
OR
     ERRATIC MARKET MOVEMENTS THAN STOCKS OF LARGER, MORE ESTABLISHED
COMPANIES.
(2) INTERNATIONAL INVESTING HAS SPECIAL RISKS, SUCH AS CURRENCY EXCHANGE FLUCTUATIONS, HIGH VOLITILITY, ILLIQUIDITY AND THE POSSIBILITY OF
POLITICAL
     INSTABILITY.
(3) SINCE THE FUND FOCUSES ITS INVESTMENT ON COMPANIES INVOLVED IN THE TECHNOLOGY SECTOR, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER
DEGREE
     OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS WITH GREATER DIVERSIFICATION.
(4)  PERIOD FROM FUND INCEPTION THROUGH CALENDAR YEAR-END.

- -------------------------------------------------------------------------
-[LOGO]


                          TOTAL RETURN - CALENDAR YEAR


YTD
                                         1994       1995     1996     1997
1998     1999     2000      2001      2002     2003
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT BALANCED                            -0.33%     25.43%   15.80%   21.73%
21.30%   20.15%    -4.80%   -12.99%   -18.59%   9.62%
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT LARGE CAP GROWTH                     2.83      31.66    23.05    31.70
30.56    33.41    -13.84    -27.70    -30.58   12.49
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT MID CAP GROWTH(1)                   -0.47      33.64    21.87    17.70
6.84    70.65     -4.35    -33.39    -34.64   18.01
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT INTERNATIONAL GROWTH(2)             -2.99       9.36    10.31     4.81
18.95    50.77    -26.66    -33.26    -29.84    7.07
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT SMALL CAP GROWTH(1)                 11.57(4)   52.16    14.97     7.63
1.97   108.63      6.25    -28.19    -26.22   16.34
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH(3)       --         --       --       --
38.40    85.98     -6.55    -47.78    -44.45   19.08
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH(2)        -2.02(4)   -4.29   -17.27    -5.20
-24.93    82.50    -30.18    -12.01    -18.37   14.21
- -------------------------------------------------------------------------
-----------------------------------------------------------
S&P 500 INDEX                            1.32      37.58    22.96    33.36
28.58    21.04     -9.11    -11.88    -22.10   11.76
S&P MIDCAP 400 INDEX                    -3.60      30.94    19.19    32.29
19.11    14.72     17.50     -0.61    -14.52   12.41
MSCI EAFE INDEX                          7.78      11.21     6.05     1.78
20.00    26.96    -14.17    -21.44    -15.94    9.47
RUSSELL 2000 INDEX                       4.61      28.45    16.49    22.36
-2.54    21.26     -3.02      2.49    -20.48   17.88
MSCI EMERGING MARKETS FREE INDEX         2.80      -6.94     3.92   -13.40
-27.52    63.70    -31.80     -4.91     -7.97   13.90



AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                 TOTAL RETURN
PERIODS ENDED JUNE 30, 2003
                                            QUARTER        SIX MONTHS
SINCE
                                         ENDED 6/30/03    ENDED 6/30/03
1 YEAR      3 YEARS    5 YEARS    10 YEARS     INCEPTION

SIT BALANCED                                  9.72%           9.62%
4.43%       10.41%      -1.26%        --        6.98%
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT LARGE CAP GROWTH                         14.50           12.49
1.97       -22.38       -7.22       6.77%      10.78
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT MID CAP GROWTH                           16.81           18.01
1.90       -24.44       -4.41       6.42       13.09
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT INTERNATIONAL GROWTH                     16.50            7.07
-12.97       -25.80      -10.65       0.65        2.16
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT SMALL CAP GROWTH                         20.02           16.34
2.75       -18.95        5.55         --       12.67
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH            19.61           19.08
7.05       -37.10       -6.73         --       -3.31
- -------------------------------------------------------------------------
-----------------------------------------------------------
SIT DEVELOPING MARKETS GROWTH                19.41           14.21
0.25       -15.44       -2.14         --       -2.21
- -------------------------------------------------------------------------
-----------------------------------------------------------
S&P 500 INDEX(5)                             15.39           11.76
0.25       -11.20       -1.61      10.04       13.68
S&P MIDCAP 400 INDEX(5)                      17.63           12.41
-0.71         0.99        7.14      12.65       16.03
MSCI EAFE INDEX(6)                           19.27            9.47
-6.46       -13.52       -4.00       2.78        3.10
RUSSELL 2000 INDEX(7)                        23.42           17.88
-1.64        -3.30        0.97         --        8.64
MSCI EMERGING MARKETS FREE INDEX(8)          22.19           13.90
4.04        -9.28        0.13         --       -3.97

(5)  FIGURES ASSUME AN INCEPTION DATE OF 09/02/82.
(6)  FIGURES ASSUME AN INCEPTION DATE OF 10/31/91.
(7)  FIGURES ASSUME AN INCEPTION DATE OF 07/01/94.
(8)  FIGURES ASSUME AN INCEPTION DATE OF 06/30/94.

PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002


The tables on this page and the next page show the Funds' average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2002. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period are assumed, and the state and local tax impact is not reflected.

A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

- -------------------------------------------------------------------------
----------------------------------
SIT BALANCED FUND                                               1 YEAR
5 YEARS       SINCE INCEPTION*
Return Before Taxes                                             -18.6%
-0.4%             6.3%
Return After Taxes on Distributions                             -19.5%
-1.7%             4.8%
Return After Taxes on Distributions and Sale of Fund Shares     -15.3%
-0.6%             4.7%
S&P 500 Index                                                   -22.1%
-0.6%             9.3%
- -------------------------------------------------------------------------
----------------------------------

- -------------------------------------------------------------------------
----------------------------------
SIT LARGE CAP GROWTH FUND                                       1 YEAR
5 YEARS           10 YEARS
Return Before Taxes                                             -30.6%
-5.5%             5.5%
Return After Taxes on Distributions                             -30.6%
-6.4%             3.9%
Return After Taxes on Distributions and Sale of Fund Shares     -24.5%
-3.7%             4.5%
S&P 500 Index                                                   -22.1%
-0.6%             9.3%
- -------------------------------------------------------------------------
----------------------------------

- -------------------------------------------------------------------------
----------------------------------
SIT MID CAP GROWTH FUND                                         1 YEAR
5 YEARS           10 YEARS
Return Before Taxes                                             -34.6%
-5.4%             4.6%
Return After Taxes on Distributions                             -34.6%
-7.1%             2.3%
Return After Taxes on Distributions and Sale of Fund Shares     -27.7%
-3.1%             4.3%
S&P MidCap 500 Index                                            -14.5%
6.4%            12.0%
- -------------------------------------------------------------------------
----------------------------------

- -------------------------------------------------------------------------
-[LOGO]

- -------------------------------------------------------------------------
----------------------------------
SIT INTERNATIONAL GROWTH FUND                                   1 YEAR
5 YEARS           10 YEARS
Return Before Taxes                                             -29.8%
-9.2%             1.2%
Return After Taxes on Distributions                             -29.8%
-9.8%             0.4%
Return After Taxes on Distributions and Sale of Fund Shares     -23.9%
-6.7%             1.1%
MSCI EAFE Index                                                 -15.9%
-2.9%             4.0%
- -------------------------------------------------------------------------
----------------------------------

- -------------------------------------------------------------------------
----------------------------------
SIT SMALL CAP GROWTH FUND                                       1 YEAR
5 YEARS       SINCE INCEPTION*
Return Before Taxes                                             -26.2%
3.7%            11.5%
Return After Taxes on Distributions                             -26.2%
2.9%            10.6%
Return After Taxes on Distributions and Sale of Fund Shares     -21.0%
2.9%             9.6%
Russell 2000 Index                                               20.5%
-1.4%             7.1%
- -------------------------------------------------------------------------
----------------------------------
*Inception date 7/1/94.

- -------------------------------------------------------------------------
----------------------------------
SIT SCIENCE AND TECHNOLOGY GROWTH FUND                          1 YEAR
5 YEARS       SINCE INCEPTION*
Return Before Taxes                                             -44.5%
N/A             -6.9%
Return After Taxes on Distributions                             -44.5%
N/A             -7.1%
Return After Taxes on Distributions and Sale of Fund Shares     -35.6%
N/A             -5.1%
S&P 500 Index                                                   -22.1%
N/A             -0.6%
- -------------------------------------------------------------------------
----------------------------------
*Inception date 12/31/97.

- -------------------------------------------------------------------------
----------------------------------
SIT DEVELOPING MARKETS GROWTH FUND                              1 YEAR
5 YEARS       SINCE INCEPTION*
Return Before Taxes                                             -18.4%
-7.2%            -3.9%
Return After Taxes on Distributions                             -18.4%
-7.2%            -3.9%
Return After Taxes on Distributions and Sale of Fund Shares     -14.7%
-5.6%            -2.9%
MSCI Emerging Markets Free Index                                 -8.0%
-6.7%            -5.7%
- -------------------------------------------------------------------------
----------------------------------
*Inception date 7/1/94.

       SIT BALANCED FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       PETER L. MITCHELSON, CFA, SENIOR PORTFOLIO MANAGER
       BRYCE A. DOTY, CFA, SENIOR PORTFOLIO MANAGER


   The Sit Balanced Fund's past fiscal year return was +4.4%, while the Lipper
Balanced Fund Index increased +3.5%. The S&P 500 Index return was +0.3%, while the Lehman Aggregate Bond Index increased +10.4%.

EQUITY OUTLOOK: EARNINGS GROWTH SHOULD DRIVE STOCKS TO NEXT LEVEL

   Following a difficult third quarter of 2002, equities have gained momentum over the past three quarters as investor concerns have diminished over war, corporate governance, and economic conditions. While stocks are not as undervalued as they were at the market bottom, we believe valuations remain reasonable, particularly given the low level of interest rates. In addition, the prospects for economic growth have clearly improved, given the sizable tax cuts, continued low interest rates, and recent gains in consumer confidence. Corporate profits have already begun to turn higher, largely driven by cost-cutting efforts and productivity gains. As revenue growth resumes, concurrent with better economic activity, cost-cutting efforts should have even more dramatic impact on corporate profitability. Thus, we believe strong earnings growth will drive equity returns higher in the second half of 2003.

FIXED INCOME: PREPARED FOR RISING RATES

A stronger economy is likely to translate into higher interest rates as
2003
progresses and into 2004, and we continue to position the fixed-income portion of the portfolio for this eventuality. In fact, we believe that June 2003 marked the bottom for interest rates in this cycle, particularly for U.S. Treasuries.
However, we believe that it is unlikely that the Federal Reserve will raise interest rates until the economy is on solid footing and fears of deflation subside. Based on our outlook for slowly rising interest rates over the near-to-intermediate term, we are maintaining our short duration within the bond portion of the Fund, while emphasizing corporate and mortgage-backed securities.

ADDING TO EQUITY WEIGHTINGS

   Based on the stronger return potential for equities, we have gradually increased the Fund's equity allocation over the past 12 months. As of June 30th, the asset allocation of the Fund was 61% in stocks (vs. 53% in June 2002),
38%
in bonds (vs. 45%), and only 1% (vs. 2%) in cash.

INVESTMENT OBJECTIVE AND STRATEGY

   The Sit Balanced Fund's dual objectives are to seek long-term growth of capital consistent with the preservation of principal and to provide regular income. It pursues its objectives by investing in a diversified portfolio of stocks and bonds. The Fund may emphasize either equity securities or fixed-income securities, or hold equal amounts of each, dependent upon the Adviser's analysis of market, financial and economic conditions.

   The Fund's permissible investment allocation is: 35-65% in equity securities and 35-65% in fixed-income securities. At all times at least 25% of the fixed-income assets will be invested in fixed-income senior securities.


                               PORTFOLIO SUMMARY

                   Net Asset Value 6/30/03: $12.47 Per Share
                                   6/30/02: $12.29 Per Share

                          Total Net Assets: $16.1 Million

                            TOTAL DIVIDEND: $0.33 PER SHARE

                           Ordinary Income: $0.33  Per Share


                               PORTFOLIO STRUCTURE
                             (% OF TOTAL NET ASSETS)

                                  [PIE CHART]

                                  Equities: 61.2%
                   Cash & Other Net Assets:  0.9%
                                     Bonds: 37.9%

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                  SIT                          LEHMAN
                BALANCED         S&P          AGGREGATE
                  FUND        500 INDEX      BOND INDEX
                  ----        ---------      ----------
3 Month**          9.72%        15.39%          2.50%
6 Month**          9.62         11.76           3.93
1 Year             4.43          0.25          10.40
3 Years          -10.41        -11.20          10.08
5 Years           -1.26         -1.61           7.55
Inception          6.98         10.03           7.31
(12/31/93)


                            CUMULATIVE TOTAL RETURNS*
                  SIT                          LEHMAN
                BALANCED         S&P          AGGREGATE
                  FUND        500 INDEX      BOND INDEX
                  ----        ---------      ----------
1 Year             4.43%         0.25%         10.40%
3 Years          -28.08        -29.98          33.39
5 Years           -6.17         -7.81          43.87
Inception         89.86        148.05          95.42
(12/31/93)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN AGGREGATE BOND
INDEX AND THE S&P 500 INDEX. LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.


                                GROWTH OF $10,000

                              [PLOT POINTS GRAPH]

THE SUM OF $10,000 INVESTED AT INCEPTION (12/31/93) AND HELD UNTIL 6/30/03
WOULD
HAVE GROWN TO $18,986 IN THE FUND, $19,542 IN THE LEHMAN AGGREGATE BOND
INDEX OR
$24,805 IN THE S&P 500 INDEX ASSUMING REINVESTMENT OF ALL DIVIDENDS AND
CAPITAL
GAINS.


                                  TOP HOLDINGS

         Stocks *  Pfizer, Inc.
                *  Amgen, Inc.
                *  Target Corp.
                *  Citigroup, Inc.
                *  General Electric Co.

          Bonds * Conseco Home Equity Loan, 2001-A-1A5, 7.06%, 3/15/32
                * Green Tree Home Eqty Loan Trust,1999-D A5,7.88%,9/15/30
                * Advanta Mortgage Loan Trust, 1999-3 A4,7.75%,10/25/26
                * Conseco Mfg. Housing, 2000-4 A5,7.97%, 5/1/32
                * EQCC Home Equity Loan Trust, 1996-4 A8, 7.41%, 1/15/28

                         Total Number of Holdings: 136

SIT BALANCED FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (61.2%)(2)

 COMMERCIAL SERVICES (0.5%)
       1,200   Omnicom Group, Inc.
86,040
                                                                     ------
-----

 COMMUNICATIONS (3.0%)
      14,200   AT&T Wireless Services, Inc.(3)
116,582
       3,000   Nextel Communications, Inc.(3)
54,240
      15,600   Sprint Corp.(3)
89,700
      11,200   Vodafone Group, A.D.R.
220,080
                                                                     ------
-----

480,602
                                                                     ------
-----
 CONSUMER DURABLES (0.8%)
         800   Electronic Arts, Inc.(3)
59,192
       1,800   Harley-Davidson, Inc.
71,748
                                                                     ------
-----

130,940
                                                                     ------
-----
 CONSUMER NON-DURABLES (2.4%)
         600   Colgate-Palmolive Co.
34,770
       3,400   PepsiCo, Inc.
151,300
       2,300   The Procter & Gamble Co.
205,114
                                                                     ------
-----

391,184
                                                                     ------
-----
 CONSUMER SERVICES (4.0%)
       5,900   AOL Time Warner, Inc.(3)
94,931
      13,960   AT&T Corp. -  Liberty Media Group(3)
161,378
       2,400   Comcast Corp.(3)
72,432
       2,000   Harrah's Entertainment, Inc.(3)
80,480
       5,500   Viacom, Inc.(3)
240,130
                                                                     ------
-----

649,351
                                                                     ------
-----
 ELECTRONIC TECHNOLOGY (8.5%)
       5,800   Analog Devices, Inc.(3)
201,956
       5,800   Applied Materials, Inc.(3)
91,988
      15,600   Cisco Systems, Inc.(3)
260,364
       4,700   Dell Computer Corp.(3)
150,212
       7,200   EMC Corp.(3)
75,384
       1,200   Hewlett-Packard Co.
25,560
       8,100   Intel Corp.
168,350
       1,900   International Business Machines Corp.
156,750
       2,200   Linear Technology Corp.
70,862
       6,200   Nokia Corp., A.D.R.
101,866
       1,700   Qualcomm, Inc.
60,775
                                                                     ------
-----

1,364,067
                                                                     ------
-----
 ENERGY MINERALS (2.2%)
       1,600   ConocoPhillips Co.
87,680
       1,500   Devon Energy Corp.
80,100
       1,600   Murphy Oil Corp.
84,160
       2,800   Occidental Petroleum Corp.
93,940
                                                                     ------
-----

345,880
                                                                     ------
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 FINANCE (8.6%)
       4,600   ACE, Ltd.
157,734
       4,321   American International Group, Inc.
238,433
       8,366   Citigroup, Inc.
358,065
       1,600   Fifth Third Bancorp
91,744
       1,800   Goldman Sachs Group, Inc.
150,750
       3,600   Marsh & McLennan Cos., Inc.
183,852
       4,000   Wells Fargo Co.
201,600
                                                                      -----
-----

1,382,178
                                                                      -----
-----
 HEALTH SERVICES (1.4%)
       4,400   UnitedHealth Group, Inc.
221,100
                                                                      -----
-----

 HEALTH TECHNOLOGY (12.1%)
       5,600   Amgen, Inc.(3)
372,064
       2,800   Bristol-Myers Squibb Co.
76,020
       1,000   Boston Scientific Corp.(3)
61,100
      10,400   Elan Corp., A.D.R.(3)
58,656
       1,600   Eli Lilly and Co.
110,352
       1,000   Forest Laboratories, Inc.(3)
54,750
         800   Genentech, Inc.(3)
57,696
         800   Gilead Sciences, Inc.(3)
44,464
       4,400   Johnson & Johnson
227,480
       1,600   MedImmune, Inc.(3)
58,192
       3,200   Medtronic, Inc.
153,504
       3,000   Merck & Co., Inc.
181,650
      11,455   Pfizer, Inc.
391,188
       1,600   Teva Pharmaceutical, Ltd., A.D.R.
91,088
                                                                      -----
-----

1,938,204
                                                                      -----
-----
 INDUSTRIAL SERVICES (1.0%)
       1,400   Noble Corp.(3)
48,020
       2,200   Schlumberger Ltd.
104,654
                                                                      -----
-----

152,674
                                                                      -----
-----
 PRODUCER MANUFACTURING (4.1%)
         800   Eaton Corp.
62,888
      12,400   General Electric Co.
355,632
       2,500   Lockheed Martin Corp.
118,925
       1,000   3M Co.
128,980
                                                                      -----
-----

666,425
                                                                      -----
-----
 RETAIL TRADE (5.6%)
       4,200   Best Buy Co., Inc. (3)
184,464
         400   eBay, Inc. (3)
41,672
         800   Home Depot, Inc.
26,496
       1,600   Kohl's Corp. (3)
82,208
       4,600   Lowe's Companies, Inc.
197,570
       9,500   Target Corp.
359,480
                                                                      -----
-----

891,890
                                                                      -----
-----

- -------------------------------------------------------------------------
-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY/PAR($)   NAME OF ISSUER                             MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 TECHNOLOGY SERVICES (6.4%)
       4,400      Adobe Systems, Inc.
141,108
       3,650      Check Point Software Technology(3)
71,358
       4,200      First Data Corp.
174,048
      13,400      Microsoft Corp.
343,174
       6,600      Oracle Corp.(3)
79,332
       1,500      Symantec Corp.(3)
65,790
       5,400      Veritas Software Corp.(3)
154,818
                                                                      -----
-----

1,029,628
                                                                      -----
-----
 TRANSPORTATION (0.6%)
       1,600      FedEx Corp.
99,248
                                                                      -----
-----
Total common stocks
(cost: $11,172,584)
9,829,411
                                                                      -----
-----
BONDS (35.2%)(2)

 ASSET-BACKED SECURITIES (10.3%)
     286,407      Advanta Mortgage Loan Trust,
                   1999-3 A4, 7.75%, 10/25/26
306,821
     450,000      Conseco Home Equity Loan,
                   2001-A IA5, 7.06%, 3/15/32
476,643
     250,000      Conseco Mfg. Housing,
                   2000-4 A5, 7.97%, 5/1/32
253,702
     250,000      EQCC Home Equity Loan Trust,
                   1996-4 A8, 7.41%, 1/15/28
253,142
                  Green Tree Financial Corp.:
      17,224      1995-5, 7.25%, 9/15/26
17,995
      23,284      1997-4, 7.03%, 2/15/29
23,672
     300,000      Green Tree Home Equity Loan Trust,
                   1999-D A5, 7.88%, 9/15/30
317,768
                                                                      -----
-----

1,649,743
                                                                      -----
-----
 COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
     116,969      FHR Series 2496-GN, 8.50%, 9/15/32
117,857
     151,888      Merrill Lynch Trust,
                   Series 45Z, 9.10%, 9/20/20
162,604
         420      PNC Mortgage Securities Corp.,
                   Series 1998-6 4A, 6.75%, 8/25/13
420
                  Vendee Mortgage Trust:
      30,662       Series 2000-3 2B, 7.50%, 4/15/08
30,889
      18,536       Series 1997-2 E, 7.50%, 5/15/24
18,861
                                                                     ------
----

330,631
                                                                     ------
----

- -------------------------------------------------------------------------
-------
QUANTITY/PAR($)   NAME OF ISSUER                             MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 CORPORATE BONDS (12.6%)
                  Continental Airlines:
      89,511       Series 2000-2 A1, 7.71%, 4/2/21
88,010
     150,000       Series 2001-1B, 7.37%, 12/15/15
121,753
      92,000      Dow Capital BV, 8.70%, 5/15/22
95,232
      95,000      Duke Realty LP, 7.375%, 9/22/05
104,062
     150,000      Everest Reins. Hldgs., 8.75%, 3/15/10
179,397
     100,000      Exxon Mobil Co. (Seariver), zero coupon,
                   4.04% effective yield, 9/1/12
68,271
     100,000      First Hawaiian Cap., 8.34%, 7/1/27
119,246
      75,000      Ford Motor Credit Co., 9.14%, 12/30/14
79,752
      50,000      General Electric Cap. Corp., 6.75%, 3/15/32
58,478
                  General Motors Corp.:
     100,000       Series 1991, 8.80%, 3/1/21
103,442
     100,000       Series 2003, 8.375%, 7/15/33
99,875
     200,000      Great Western Finance, 8.21%, 2/1/27
229,752
                  McDonald's Corp:
     100,000       Series 1997, 7.31%, 9/15/27
107,746
     100,000       Series 2003, 4.125%, 6/1/13
98,120
     215,246      Northwest Airlines Corp., 8.07%, 10/1/19
234,343
     100,000      Pacific Bell Corp., 7.25%, 11/1/27
112,757
     100,000      Susa Partnership LP, 7.50%, 12/1/27
119,233
                                                                      -----
-----

2,019,469
                                                                      -----
-----
 FEDERAL HOME LOAN MORTGAGE CORPORATION (0.8%)
      89,233      8.38%, 5/17/20
97,097
       6,397      9.00%, 7/1/16
7,120
      21,384      9.00%, 7/1/16
23,800
                                                                      -----
-----

128,017
                                                                      -----
-----
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.5%)
      77,710      7.50%, 6/1/32
83,635
      88,911      8.00%, 7/1/26
96,448
      85,347      9.00%, 6/1/27
94,336
      97,869      9.50%, 5/1/27
108,387
      30,776      9.75%, 1/15/13
34,900
       4,520      10.00%, 1/1/20
5,182
      87,083      10.00%, 7/1/26
100,234
      37,075      10.25%, 6/15/13
42,351
                                                                      -----
-----

565,473
                                                                      -----
-----

     See accompanying notes to portfolios of investments on page 38.
11

SIT BALANCED FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY/PAR($)   NAME OF ISSUER                             MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.2%)
     204,811  7.50%, 7/15/23
219,263
       9,284  9.00%, 6/15/11
10,176
      31,613  9.00%, 6/15/09
34,561
      81,619  9.00%, 11/15/16
90,957
       1,811  9.50%, 1/15/04
1,883
       9,602  9.50%, 11/15/04
9,983
       8,682  9.50%, 7/20/05
9,214
       4,610  9.50%, 5/20/16
5,168
     117,746  9.50%, 9/15/30
131,061
      60,748  9.50%, 3/15/18
68,437
      22,478  9.50%, 9/20/18
25,233
      14,043  9.50%, 2/20/19
15,771
      15,015  9.75%, 10/15/05
16,006
      30,480  10.00%, 3/20/16
34,875
       1,632  10.25%, 1/15/04
1,703
       4,554  11.25%, 10/15/11
5,147
                                                                     ------
-----

679,438
                                                                     ------
-----
 TAXABLE MUNICIPAL SECURITIES (1.7%)
      10,000      Bernalillo Multifamily. Series 1998A,
                   7.50%, 9/20/20
11,268
     199,000      CA Rural Home Mtg. Fin. Auth.
                   Rev. Series 2003A, 5.25%, 12/1/24
202,130
      67,670      Tobacco Settlement Series 2001A,
                   7.67%, 5/15/16
67,281
                                                                     ------
-----

280,679
                                                                     ------
-----
 Total bonds
5,653,450
(cost: $5,481,404)                                                   ------
-----

CLOSED-END MUTUAL FUNDS (2.7%)(2)
       6,009      American Select Portfolio
82,263
         403      American Strategic, Inc. Portfolio
5,154
      15,470      American Strategic, Inc. Portfolio II
210,701
      10,609  American Strategic, Inc. Portfolio III
137,280
                                                                     ------
-----

   Total closed-end mutual funds
435,398
   (cost: $368,186)                                                  ------
-----

SHORT-TERM SECURITIES (2.1%)(2)
     331,000  Sit Money Market Fund, 0.63%(4)
331,000
   (cost: $331,000)                                                  ------
-----

Total investments in securities
   (cost: $17,353,174)(5)
$16,249,259

===========

12           See accompanying notes to portfolios of investments on page
38.

- -------------------------------------------------------------------------
-[LOGO]















     This page has been left blank intentionally.

       SIT LARGE CAP GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       SENIOR PORTFOLIO MANAGERS
       PETER L. MITCHELSON, CFA O ROGER J. SIT O RONALD D. SIT, CFA


   The Sit Large Cap Growth Fund's return was +2.0% for the past fiscal year, compared to the S&P 500 Index return of +0.3%. The Russell 1000 Growth Index returned +2.9% over the same time period.

RECENT RETURNS RESCUE A CHOPPY YEAR

   While the Fund posted a modest +2.0% gain over the past 12 months, the path was volatile as returns were -15.2%, +6.8%, -1.8%, and +14.5% in the last four quarters, respectively. This mirrored the volatility of the S&P 500 Index which posted quarterly returns of -17.3%, +8.4%, -3.2%, and +15.4%, for a total return of only +0.3% for the fiscal year.

BETTER EARNINGS SHOULD LEAD MARKET HIGHER

   While we believe much of the upward progress for the market in recent months represents a "snap back" from the depressed valuation levels of last fall, the improving outlook for corporate earnings provides a basis for continued optimism. S&P 500 constituent earnings for 1Q 2003 were up a surprisingly strong
+10%, while U.S. GDP growth was a mere +1.4%. We see a significantly stronger economy during the second half of 2003 (and into 2004), and we view rising corporate profits as the catalyst for higher stock prices during that recovery.

GROWTH SHOULD CONTINUE TO OUTPERFORM

   Growth stocks have turned in solid results in the last year, and have rallied sharply in 2003. Consequently, key growth sectors, including health technology, communications, technology services, and electronic technology have driven the
Fund's outperformance relative to the S&P 500. Given the multi-year nature of growth versus value performance cycles, we expect growth stock leadership over the near- to intermediate-term for several reasons. First, a stronger market and economic environment should reduce investors' premium on "safety", a characteristic that typically favors value issues. Second, growth valuations are now attractive following the severe corrections since their peak in early 2000.
Finally, the improving fundamentals for the heavily-weighted technology sector should positively impact the growth style.


                        INVESTMENT OBJECTIVE AND STRATEGY

   The objective of the Large Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing at least 80% of its net assets in the common stocks of domestic growth companies with capitalizations of $5 billion or more at the time of purchase.


                                PORTFOLIO SUMMARY

                     Net Asset Value 6/30/03:   $26.92 Per Share
                                     6/30/02:   $26.40 Per Share

                            Total Net Assets:   $59.3 Million

                 Weighted Average Market Cap:   $84.5 Billion


                         PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                              HEALTH TECHNOLOGY  19.6
                                        FINANCE  14.7
                          ELECTRONIC TECHNOLOGY  12.6
                            TECHNOLOGY SERVICES  10.0
                                   RETAIL TRADE   8.6
                              CONSUMER SERVICES   6.6
                         PRODUCER MANUFACTURING   6.2
                         SECTORS LESS THAN 5.0%  19.8
                        CASH & OTHER NET ASSETS   1.9

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                   SIT                        RUSSELL
                LARGE CAP        S&P           1000
               GROWTH FUND    500 INDEX     GROWTH INDEX
               -----------    ---------     ------------
3 Month**         14.50%        15.39%         14.30%
6 Month**         12.49         11.76          13.08
1 Year             1.97          0.25           2.93
5 Years           -7.22         -1.61          -5.03
10 Year            6.77         10.04           8.29
Inception***      10.78         13.68          12.25
(9/2/82)


                            CUMULATIVE TOTAL RETURNS*
                   SIT                        RUSSELL
                LARGE CAP        S&P           1000
               GROWTH FUND    500 INDEX     GROWTH INDEX
               -----------    ---------     ------------
1 Year             1.97%         0.25%          2.93%
5 Year           -31.23         -7.81         -22.76
10 Year           92.57        160.35         121.74
Inception***     744.83       1347.38        1012.21
(9/2/82)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE RUSSELL 1000 GROWTH INDEX
AND THES&P 500 INDEX.
***ON 6/6/93, THE FUND'S INVESTMENT OBJECTIVE CHANGED TO ALLOW FOR A
PORTFOLIO
OF 100% STOCKS. PRIOR TO THAT TIME, THE PORTFOLIO WAS REQUIRED TO CONTAIN
NO
MORE THAN 80% STOCKS.
- -------------------------------------------------------------------------
-------


                                GROWTH OF $10,000

                              [PLOT POINTS CHART]

The sum of $10,000 invested at inception (9/2/82) and held until 6/30/03
WOULD
HAVE GROWN TO $84,483 IN THE FUND OR $144,738 IN THE S&P 500 INDEX ASSUMING REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.


                                 TOP 10 HOLDINGS

                      * Amgen, Inc.
                      * Pfizer, Inc.
                      * Target Corp.
                      * General Electric Co.
                      * Microsoft Corp.
                      * Citigroup, Inc.
                      * American International Group, Inc.
                      * Viacom, Inc.
                      * Johnson & Johnson
                      * Wells Fargo Co.

                          Total Number of Holdings: 77

SIT LARGE CAP GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (98.1%)(2)
 COMMERCIAL SERVICES (1.7%)
       6,500   Omnicom Group, Inc.
466,050
      17,100   SYSCO Corp.
513,684
                                                                      -----
-----

979,734
                                                                      -----
-----
 COMMUNICATIONS (4.8%)
      83,500   AT&T Wireless Services, Inc.(3)
685,535
      17,500   Nextel Communications, Inc.(3)
316,400
      95,000   Sprint Corp.(3)
546,250
      66,200   Vodafone Group, A.D.R.
1,300,830
                                                                      -----
-----

2,849,015
                                                                      -----
-----
 CONSUMER DURABLES (1.3%)
       4,500   Electronic Arts, Inc.(3)
332,955
      10,900   Harley-Davidson, Inc.
434,474
                                                                      -----
-----

767,429
                                                                      -----
-----
 CONSUMER NON-DURABLES (3.9%)
       4,500   Colgate-Palmolive Co.
260,775
      20,000   PepsiCo, Inc.
890,000
      13,250   Procter & Gamble Co.
1,181,635
                                                                      -----
-----

2,332,410
                                                                      -----
-----
 CONSUMER SERVICES (6.6%)
      38,400   AOL Time Warner, Inc.(3)
617,856
      13,500   Comcast Corp.(3)
407,430
      11,500   Harrah's Entertainment, Inc.(3)
462,760
      83,804   Liberty Media Corp.(3)
968,774
      33,477   Viacom, Inc.(3)
1,461,606
                                                                      -----
-----

3,918,426
                                                                      -----
-----
 ELECTRONIC TECHNOLOGY (12.6%)
      33,000   Analog Devices, Inc.(3)
1,149,060
      36,000   Applied Materials, Inc.(3)
570,960
      68,800   Cisco Systems, Inc.(3)
1,148,272
      30,000   Dell Computer Corp.(3)
958,800
      21,900   EMC Corp.(3)
229,293
      11,000   Hewlett-Packard Co.
234,300
      47,800   Intel Corp.
993,475
      10,500   International Business Machines, Inc.
866,250
      12,850   Linear Technology Corp.
413,899
      36,500   Nokia Corp., A.D.R.
599,695
       9,500   Qualcomm, Inc.
339,625
                                                                      -----
-----

7,503,629
                                                                      -----
-----
 ENERGY MINERALS (3.4%)
       9,000   ConocoPhillips Co.
493,200
      10,000   Devon Energy Corp.
534,000
       8,500   Murphy Oil Corp.
447,100
      16,000   Occidental Petroleum Corp.
536,800
                                                                      -----
-----

2,011,100
                                                                      -----
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 FINANCE (14.7%)
      28,462   American International Group, Inc.
1,570,533
      44,000   Citigroup, Inc.
1,883,200
       7,500   Freddie Mac
380,775
       9,500   Fifth Third Bancorp
544,730
      20,000   Marsh & McLennan Cos., Inc.
1,021,400
      10,500   The St. Paul Companies, Inc.
383,355
      11,500   The Goldman Sachs Group, Inc.
963,125
      26,000   Wells Fargo Co.
1,310,400
       8,000   XL Capital, Ltd.
664,000
                                                                     ------
-----

8,721,518
                                                                     ------
-----
 HEALTH SERVICES (2.2%)
       2,850   Cardinal Health, Inc.
183,255
      22,000   UnitedHealth Group, Inc.
1,105,500
                                                                     ------
-----

1,288,755
                                                                     ------
-----
 HEALTH TECHNOLOGY (19.6%)
      35,200   Amgen, Inc.(3)
2,338,688
       6,000   Boston Scientific Corp.(3)
366,600
      16,500   Bristol-Myers Squibb Co.
447,975
      62,550   Elan Corp., A.D.R.(3)
352,782
       8,800   Eli Lilly and Co.
606,936
       5,500   Forest Laboratories, Inc.(3)
301,125
       4,000   Genentech, Inc.(3)
288,480
       4,500   Gilead Sciences, Inc.(3)
250,110
      25,650   Johnson & Johnson
1,326,105
      10,700   MedImmune, Inc.(3)
389,159
      20,650   Medtronic, Inc.
990,581
      18,000   Merck & Co., Inc.
1,089,900
      68,325   Pfizer, Inc.
2,333,299
       9,200   Teva Pharmaceutical, Ltd., A.D.R.
523,756
                                                                     ------
-----

11,605,496
                                                                     ------
-----
 INDUSTRIAL SERVICES (1.6%)
       8,500   Noble Corp.(3)
291,550
      13,300   Schlumberger, Ltd.
632,681
                                                                     ------
-----

924,231
                                                                     ------
-----
 PRODUCER MANUFACTURING (6.2%)
       3,750   Eaton Corp.
294,787
      71,700   General Electric Co.
2,056,356
      14,000   Lockheed Martin Corp.
665,980
       5,000   3M Co.
644,900
                                                                     ------
-----

3,662,023
                                                                     ------
-----

- -------------------------------------------------------------------------
-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 RETAIL TRADE (8.6%)
      25,550   Best Buy Co., Inc.(3)
1,122,156
       2,000   eBay, Inc.(3)
208,360
       3,950   Home Depot, Inc.
130,824
       9,600   Kohl's Corp.(3)
493,248
      25,800   Lowe's Companies, Inc.
1,108,110
      54,500   Target Corp.
2,062,280
                                                                     ------
-----

5,124,978
                                                                     ------
-----
 TECHNOLOGY SERVICES (10.0%)
      25,000   Adobe Systems, Inc.
801,750
      21,700   Check Point Software Tech., Ltd.(3)
424,235
      25,000   First Data Corp.
1,036,000
      76,000   Microsoft Corp.
1,946,360
      40,000   Oracle Corp.(3)
480,800
       8,500   Symantec Corp.(3)
372,810
      30,900   Veritas Software Corp.(3)
885,903
                                                                     ------
-----

5,947,858
                                                                     ------
-----
 TRANSPORTATION (0.9%)
       9,000   FedEx Corp.
558,270
                                                                     ------
-----
Total common stocks
58,194,872
   (cost: $60,584,551)                                               ------
-----

SHORT-TERM SECURITIES (1.7%)(2)
   1,029,000   Sit Money Market Fund, 0.63%(4)
1,029,000
   (cost: $1,029,000)                                                ------
-----


Total investments in securities
   (cost: $61,613,551)(5)
$59,223,872

===========







    See accompanying notes to portfolios of investments on page 38.
17

       SIT MID CAP GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       EUGENE C. SIT, CFA, SENIOR PORTFOLIO MANAGER
       ERIK S. ANDERSON, CFA, SENIOR PORTFOLIO MANAGER


   Sit Mid Cap Growth Fund returned +1.9%, versus a -0.7% decline for the
S&P
Mid Cap 400 Index and a +7.4% gain for the Russell Mid Cap Growth Index for the year. The Fund's three-month return, ending June 30, 2003 was +16.8%, compared to a 17.6% return for the S&P Mid Cap 400 Index and +18.8% return for the Russell Mid Cap Growth Index.

LINGERING FEARS HAVE DIMINISHED

  Mid cap stocks generally posted higher returns over the past 12 months, overcoming significant hurdles on a number of fronts, including a war with Iraq, terrorism warnings, corporate governance concerns, and muted growth in the economy. Recent market gains, however, have been particularly encouraging, as investors appear more convinced that these risks have significantly diminished.
Moreover, growth stocks have fared particularly well in recent months, as signs of improvement in technology spending has led to strong sector performance in
2003.

ECONOMY, EARNINGS, AND PRICES ON THE RISE

   With equity market valuations rising to more reasonable levels, we believe stocks' future advances will be driven by earnings gains amid an improving backdrop for the economy. Catalysts for improving economic growth in the months ahead include lower energy prices, continued low interest rates, tax reductions, and improving consumer confidence.

MORE EXPOSURE TO GROWTH AND CYCLICALS

   Over the past 12 months, in anticipation of an economic rebound, we have added to positions in the technology services, electronic technology, and transportation sectors. We believe these groups have great potential for accelerating earnings growth as the economy picks up steam throughout 2003 and into 2004. Conversely, we have reduced the weighting in less economically sensitive sectors, including finance and health services. Although the portfolio emphasis has shifted to become more aggressive in response to a better environment that we see ahead, the Fund remains well diversified, with at least a 3% weighting in ten different economic sectors.

   As managers of (and investors in) the Fund, we are pleased to report positive returns over the three-month, YTD, and one-year periods.


                        INVESTMENT OBJECTIVE AND STRATEGY

   The objective of the Sit Mid Cap Growth Fund is to maximize long-term capital
appreciation. The Fund pursues this objective by investing at least 80% of its
net assets in the common stocks of growth companies with capitalizations of
$2
billion to $15 billion at the time of purchase.


                               PORTFOLIO SUMMARY

             Net Asset Value 6/30/03:  $ 8.06 Per Share
                             6/30/02:  $ 7.91 Per Share

                    Total Net Assets:  $170.2 Million

         Weighted Average Market Cap:  $ 7.7 Billion


                        PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                             Health Technology  16.6
                         Electronic Technology  15.3
                           Technology Services  14.2
                                       Finance   8.8
                               Health Services   8.1
                                  Retail Trade   7.3
                             Consumer Services   5.0
                        Sectors less than 4.0%  20.1
                                      Cash and
                              Other Net Assets   4.6

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                   SIT           S&P         RUSSELL
                 MID CAP        MIDCAP       MID CAP
               GROWTH FUND    400 INDEX    GROWTH INDEX
               -----------    ---------    ------------
3 Month**         16.81%        17.63%         18.76%
6 Month**         18.01         12.41          18.74
1 Year             1.90         -0.71           7.35
5 Year            -4.41          7.14          -0.64
10 Year            6.42         12.65           8.46
Inception         13.09         16.03             --
(9/2/82)


                            CUMULATIVE TOTAL RETURNS*

                   SIT           S&P         RUSSELL
                 MID CAP        MIDCAP       MID CAP
               GROWTH FUND    400 INDEX    GROWTH INDEX
               -----------    ---------    ------------
1 Year             1.90%        -0.71%          7.35%
5 Year           -20.18         41.18          -3.18
10 Year           86.28        229.13         125.22
Inception       1198.43       2114.29             --
(9/2/82)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE RUSSELL MID CAP GROWTH
INDEX AND THE S&P MIDCAP 400 INDEX.
- -------------------------------------------------------------------------
-------


                                GROWTH OF $10,000
                            SIT MID CAP GROWTH FUND

                              [PLOT POINTS CHART]

The sum of $10,000 invested at inception (9/2/82) and held until 6/30/03
WOULD
HAVE GROWN TO $129,843 IN THE FUND, OR $221,429 IN THE S&P MIDCAP 400 INDEX ASSUMING REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.


                                 TOP 10 HOLDINGS

                    * TCF Financial Corp.
                    * Wellpoint Health Networks, Inc.
                    * Boston Scientific Corp.
                    * Devon Energy Corp.
                    * Teva Pharmaceutical Industries, A.D.R.
                    * KLA-Tencor Corp.
                    * Veritas Software Corp.
                    * Analog Devices, Inc.
                    * Legg Mason, Inc.
                    * EchoStar Communications Corp.

                          Total Number of Holdings: 78

SIT MID CAP GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (95.4%)(2)

 COMMERCIAL SERVICES (3.5%)
      38,000   Fair Isaac Corp.
1,955,100
      19,750   Iron Mountain, Inc.(3)
732,527
      69,150   Lamar Advertising Co.(3)
2,434,771
      15,550   Moody's Corp.
819,640
                                                                     ------
-----

5,942,038
                                                                     ------
-----
 COMMUNICATIONS (1.2%)
     114,500   Nextel Communications, Inc.(3)
2,070,160
                                                                     ------
-----
 CONSUMER DURABLES (1.3%)
      29,900  Electronic Arts, Inc.(3)
2,212,301
                                                                     ------
-----
 CONSUMER NON-DURABLES (1.8%)
      45,500   Coach, Inc.(3)
2,263,170
      42,600   Pepsi Bottling Group, Inc.
852,852
                                                                     ------
-----

3,116,022
                                                                     ------
-----
 CONSUMER SERVICES (5.0%)
      44,000   Career Education Corp.(3)
3,010,480
      91,100   EchoStar Communications Corp.(3)
3,153,882
      31,400  Harrah's Entertainment, Inc.(3)
1,263,536
      11,250  International Game Technology(3)
1,151,213
                                                                     ------
-----

8,579,111
                                                                     ------
-----
 ELECTRONIC TECHNOLOGY (15.3%)
     484,200   ADC Telecommunications, Inc.(3)
1,127,218
      92,550   Analog Devices, Inc.(3)
3,222,591
      71,850   Broadcom Corp.(3)
1,789,783
     118,350   Jabil Circuit, Inc.(3)
2,615,535
      73,000   KLA-Tencor Corp.(3)
3,393,770
      36,500   Lexmark International, Inc.(3)
2,583,105
      51,550   Nvidia Corp.(3)
1,186,166
      35,000   QLogic Corp.(3)
1,691,550
      88,000   Rockwell Automation,  Inc.
2,097,920
     332,150   Sonus Networks, Inc.(3)
1,670,715
      27,500   Synopsys, Inc.(3)
1,700,875
     113,700   Xilinx, Inc.(3)
2,877,747
                                                                     ------
-----

25,956,975
                                                                     ------
-----
 ENERGY MINERALS (3.6%)
      30,450   Apache Corp.
1,981,077
      68,600   Devon Energy Corp.
3,663,240
      21,600   XTO Energy, Inc.
434,376
                                                                     ------
-----

6,078,693
                                                                     ------
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 FINANCE (8.8%)
      71,350   Ace, Ltd.
2,446,592
      25,000   Commerce Bancorp, Inc.
927,500
      49,500   Legg Mason, Inc.
3,215,025
      28,300   Lehman Brothers Holdings, Inc.
1,881,384
     118,900   TCF Financial Corp.
4,736,976
      54,900   Willis Group Holdings, Ltd.
1,688,175
                                                                     ------
-----

14,895,652
                                                                     ------
-----
 HEALTH SERVICES (8.1%)
      30,200   AmerisourceBergen Corp.
2,094,370
     121,350   Caremark Rx, Inc.(3)
3,116,268
      99,300   Health Management Assoc., Inc.
1,832,085
      28,800   Laboratory Corp.(3)
868,320
      49,800   Stericycle, Inc.(3)
1,916,304
      47,200   Wellpoint Health Networks, Inc.(3)
3,978,960
                                                                     ------
-----

13,806,307
                                                                     ------
-----
 HEALTH TECHNOLOGY (16.6%)
      56,800   Alcon, Inc.
2,595,760
      70,700   Biogen, Inc.(3)
2,686,600
     107,850   Biomet, Inc.
3,090,981
      34,150   Biovail Corp.(3)
1,607,099
      62,000   Boston Scientific Corp.(3)
3,788,200
      27,500   Celgene Corp.(3)
836,000
     341,450   Elan Corp., A.D.R.(3)
1,925,778
      38,500   Genzyme Corp.(3)
1,609,300
      55,750   Gilead Sciences, Inc.(3)
3,098,585
      58,600   MedImmune, Inc.(3)
2,131,282
      62,900   Teva Pharmaceutical Industries, A.D.R.
3,580,897
      22,500   Varian Medical Systems, Inc.(3)
1,295,325
                                                                     ------
-----

28,245,807
                                                                     ------
-----
 INDUSTRIAL SERVICES (2.7%)
      71,400   BJ Services Co.(3)
2,667,504
      55,000   Noble Corp.(3)
1,886,500
                                                                     ------
-----

4,554,004
                                                                     ------
-----
 PROCESS INDUSTRIES (0.9%)
      70,500   Pall Corp.
1,586,250
                                                                     ------
-----
 PRODUCER MANUFACTURING (3.1%)
      31,350   Danaher Corp.
2,133,367
      24,600   ITT Industries, Inc.
1,610,316
      72,050   Thermo Electron Corp.(3)
1,514,491
                                                                     ------
-----

5,258,174
                                                                     ------
-----

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-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 RETAIL TRADE (7.3%)
      60,000   Bed Bath & Beyond, Inc.(3)
2,328,600
      51,550   Best Buy Co., Inc.(3)
2,264,076
      97,900   Chico's FAS, Inc.(3)
2,060,795
      36,700   Family Dollar Stores, Inc.
1,400,105
      64,000   Michaels Stores, Inc.(3)
2,435,840
     101,800   TJX Companies, Inc.
1,917,912
                                                                     ------
-----

12,407,328
                                                                     ------
-----
 TECHNOLOGY SERVICES (14.2%)
      89,590   Adobe Systems, Inc.
2,873,151
      29,650   Affiliated Computer Services, Inc.(3)
1,355,894
     147,450   BEA Systems, Inc.(3)
1,601,307
      98,300   Ceridian Corp.(3)
1,668,151
     103,550   Check Point Software Tech., Ltd.(3)
2,024,403
      78,250   Citrix Systems, Inc.(3)
1,593,170
      64,062   Fiserv, Inc.(3)
2,281,248
      39,500   Intuit, Inc.(3)
1,758,935
      83,900   SunGard Data Systems, Inc.(3)
2,173,849
      48,000   Symantec Corp.(3)
2,105,280
     112,600   Veritas Software Corp.(3)
3,228,242
      46,500   Yahoo!, Inc.(3)
1,523,340
                                                                    -------
-----

24,186,970
                                                                    -------
-----
 TRANSPORTATION (2.0%)
      63,000   Expeditors Intl. of Washington, Inc.
2,182,320
      34,500   J. B. Hunt Transport Services, Inc.(3)
1,302,375
                                                                    -------
-----

3,484,695
                                                                    -------
-----
Total common stocks
162,380,487
   (cost: $155,552,404)                                             -------
-----

SHORT-TERM SECURITIES (4.8%)(2)
   8,116,000   Sit Money Market Fund,0.63%(4)
8,116,000
   (cost:  $8,116,000)                                              -------
-----

Total investments in securities
   (cost: $163,668,404)(5)
$170,496,487

============

    See accompanying notes to portfolios of investments on page 38.
21

       SIT INTERNATIONAL GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       EUGENE C. SIT, CFA, SENIOR PORTFOLIO MANAGER
       ROGER J. SIT, SENIOR PORTFOLIO MANAGER


   The Sit International Growth Fund returned -13.0% for the past fiscal year.
During the same period, the MSCI EAFE and Lipper International Fund Indices returned -6.5% and -6.4%, respectively. The Fund's relative performance was helped by holdings in Israel, Japan, and several traditional growth sectors, but was more than offset by poor performance in Germany, France, utilities, and insurance.

STOCK PICKERS MARKET

   The equity markets are attractively valued and have not discounted the positive long-term fundamentals of many companies. We believe that we are now in a stock picker's environment, where investors can focus on company and industry fundamentals after three years of short-term, emotional emphasis. Recent economic indicators in the U.S. and Asia ex-Japan show encouraging signs, with business confidence and industrial production improving. This should help lift the European, Latin American and Japanese economies.

    In Europe, the Fund's weight is 61.9% versus 69.6%. The Fund remains underweight in Japan, with a weighting of 12.4%, compared to 20.6%. The Fund has a weighting of 17.2% in Asia ex-Japan, compared to 9.8% for the EAFE Index.

BETTING ON PACIFIC RIM, DESPITE SARS

   The Pacific Rim region has recovered rapidly from the SARS epidemic, and demand has built up during the past couple of months, which leads us to expect improved economic performance in the near term. Exports from Asia have been in an uptrend, and we believe that this will continue as the region's manufacturers continue to increase their global market share. Japanese stocks have recently seen a positive shift in investor sentiment, and the market's low valuations are beginning to attract the attention of global institutional investors. This combined with signs that some improvement may be occurring on the economic reform front have led us to adopt a modestly more positive outlook towards this market, and we are raising our weighting in Japan, with a target of 85% of the benchmark weighting. New additions to the Fund during the year included Johnson
Electric, the Hong Kong micro-motor manufacturer with large-scale manufacturing facilities in China, and Hilton Group, the London-based hotel and health club operator.

                        INVESTMENT OBJECTIVE AND STRATEGY

   The objective of the International Growth Fund is long-term growth. The Fund seeks to achieve its objective by investing at least 90% of its net assets in common stocks of growth companies domiciled outside the United States.

   In selecting investments for the Fund, the Sub-Adviser begins by selecting countries or regions in which to invest by considering several factors affecting the economy and equity market of foreign countries and regions. After the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth.


                                PORTFOLIO SUMMARY

                     Net Asset Value 6/30/03:   $ 9.39 Per Share
                                     6/30/02:   $10.79 Per Share
                            Total Net Assets:   $ 48.5 Million
                 Weighted Average Market Cap:   $ 45.8 Billion


                         PORTFOLIO STRUCTURE - BY REGION
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                                    SIT INT'L           MORGAN STANLEY
                                   GROWTH FUND            EAFE INDEX
                                   -----------            ----------
France, Germany, UK                   41.3                   41.1
Europe Other                          20.6                   28.5
Pacific Basin                         17.2                    9.8
Japan                                 12.4                   20.6
Africa/Middle East                     3.0                    0.0
Latin America                          2.8                    0.0
North America                          1.1                    0.0
Cash and Other Net Assets              1.6                    0.0

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                    SIT       MORGAN STANLEY    LIPPER
               INTERNATIONAL   CAPITAL INT'L    INT'L
                GROWTH FUND     EAFE INDEX      INDEX
                -----------     ----------      -----
3 Month**         16.50%          19.27%        19.72%
6 Month**          7.07            9.47          9.18
1 Year           -12.97           -6.46         -6.40
5 Year           -10.65           -4.00         -2.79
10 Year            0.65            2.78          5.05
Inception          2.16            3.10          5.38
(11/1/91)


                            CUMULATIVE TOTAL RETURNS*

                    SIT       MORGAN STANLEY    LIPPER
               INTERNATIONAL   CAPITAL INT'L    INT'L
                GROWTH FUND     EAFE INDEX      INDEX
                -----------     ----------      -----
1 Year           -12.97%          -6.46%        -6.40%
5 Year           -43.05          -18.46        -13.21
10 Year            6.70           31.53         63.70
Inception         28.29           42.74         84.27
(11/1/91)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE MORGAN STANLEY CAPITAL
INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX. THE LIPPER AVERAGES
AND
INDICES ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE
INDEPENDENT
EVALUATOR OF MUTUAL FUNDS.
- -------------------------------------------------------------------------
-------


                                GROWTH OF $10,000

                              [PLOT POINTS GRAPH]

The sum of $10,000 invested at inception (11/1/91) and held until 6/30/03
WOULD
HAVE GROWN TO $12,829 IN THE FUND, OR $14,274 IN THE MORGAN STANLEY EAFE
INDEX
ASSUMING REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.


                         PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                                       Finance  19.1
                             Health Technology  14.6
                         Consumer Non-Durables  12.1
                                Communications   9.3
                               Energy Minerals   8.5
                         Electronic Technology   7.6
                                  Retail Trade   5.4
                             Consumer Services   5.2
                        Sectors Less Than 5.0%  16.6
                                Cash and Other
                                    Net Assets   1.6

SIT INTERNATIONAL GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


                                 TOP 10 HOLDINGS

                           * Nestle, S.A.
                           * Royal Bank of Scotland
                           * Vodafone Group, p.l.c.
                           * HSBC Holdings p.l.c.
                           * Total, S.A.
                           * GlaxoSmithkline, A.D.R.
                           * BP p.l.c., A.D.R.
                           * Barclays, p.l.c.
                           * UBS, A.G.
                           * L'oreal Co.

                          Total Number of Holdings: 97

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (98.4%)(2)

 AFRICA/MIDDLE EAST (3.0%)
  ISRAEL (3.0%)
       6,000   Amdocs, Ltd., A.D.R. (Tech. Services)(3)
144,000
      21,600   Check Point Software Technologies,
                A.D.R. (Technology Services)(3)
422,280
      15,600   Teva Pharmaceutical, A.D.R. (Health Tech.)
888,108
                                                                     ------
-----

1,454,388
                                                                     ------
-----
 ASIA (29.6%)
  AUSTRALIA (3.9%)
      26,533   Australia and New Zealand Banking
                Group (Finance)
331,157
     104,852   BHP Billiton, Ltd. (Non-Energy Minerals)
607,564
      27,100   News Corp., Ltd., A.D.R. (Consumer Svcs.)
678,855
      30,700   Woolworths, Ltd. (Retail Trade)
257,777
                                                                     ------
-----

1,875,353
                                                                     ------
-----
 HONG KONG (7.4%)
     152,500   CLP Holdings, Ltd. (Utilities)
666,859
     278,000   Citic Pacific, Ltd. (Industrial Services)
508,006
     271,500   Cnooc, Ltd. (Energy Minerals)
400,385
      80,000   Denway Motors, Ltd. (Producer Mfg.)
36,163
      98,800   HSBC Holdings, p.l.c. (Finance)
1,171,948
     110,500   Johnson Electric Holdings (Producer Mfg.)
136,741
     216,000   Li & Fung, Ltd. (Retail Trade)
278,374
     698,000   Petrochina Co., Ltd. (Energy Minerals)
210,345
     284,000   Tsingtao Brewery Co., Ltd. (Consumer
                Non-Durables)
205,767
                                                                     ------
-----

3,614,588
                                                                     ------
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 JAPAN (12.4%)
      19,300   AFLAC, Inc., A.D.R. (Finance)
593,475
      41,000   Ajinomoto Co. (Cons. Non-Durables)
392,671
      10,000   Canon, Inc. (Electronic Technology)
458,880
          74   East Japan Railway (Transportation)
329,094
       9,000   Honda Motor Co., Ltd. (Producer Mfg.)
341,037
      10,000   Ito Yokado Co., Ltd. (Retail Trade)
239,434
      28,000   Kao Corp. (Consumber Non-Durables)
521,174
      23,000   Nomura Holdings, Inc. (Finance)
291,918
         358   NTT DoCoMo, Inc. (Communications)
775,182
      11,700   Shin-Etsu Chemical Co., Ltd. (Industrial Svcs.)
399,500
      11,700   Sony Corp. (Consumer Durables)
329,344
      25,000   Takeda Chemical (Health Technology)
922,340
       4,100   Tokyo Electron, Ltd. (Electronic Tech.)
194,287
      23,000   Yamato Transport Co., Ltd. (Transportation)
254,566
                                                                     ------
-----

6,042,902
                                                                     ------
-----
 SINGAPORE (2.9%)
      82,846   DBS Group Holdings, Ltd. (Finance)
484,557
      18,600   Flextronics Intl. (Electronic Tech.)(3)
193,254
      13,000   Singapore Press Hldgs. (Consumer Services)
135,092
      65,000   Venture Corp. (Electronic Technology)
594,258
                                                                     ------
-----

1,407,161
                                                                     ------
-----
 SOUTH KOREA (1.0%)
      26,000   Korea Electric Power Corp. (Utilities)
411,386
         350   Samsung Electronics Co., G.D.R.
                (Electronic Technology)
52,009
                                                                     ------
-----

463,395
                                                                     ------
-----
 TAIWAN (1.1%)
      72,226   Hon Hai Precision (Electronic Technology)
261,900
      25,080   Taiwan Semiconductor, A.D.R. (Electronic
                Technology)(3)
252,806
                                                                     ------
-----

514,706
                                                                     ------
-----
 THAILAND (0.9%)
     317,000   Advanced Info Services (Communications)
459,967
                                                                     ------
-----
 EUROPE (61.9%)
  FINLAND (2.1%)
      61,100   Nokia Corp., A.D.R. (Electronic Tech.)
1,003,873
                                                                     ------
-----
 FRANCE (15.8%)
      38,716   AXA (Finance)
600,644
      12,641   Aventis, S.A. (Health Technology)
695,471
      11,500   Business Objects, A.D.R. (Tech. Svcs.)(3)
252,425
      20,400   Business Objects (Tech. Services)(3)
454,937
      10,060   Carrefour, S.A. (Retail Trade)
493,054
       5,803   Danone (Consumer Non-Durables)
802,992

- -------------------------------------------------------------------------
-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
      14,422   L'oreal Co. (Consumer Non-Durables)
1,016,870
      19,500   STMicroelectronics, A.D.R. (Elec. Tech.)
405,405
       8,123   Sanofi-Synthelabo, S.A. (Health Tech.)
475,727
      15,800   Schlumberger, Ltd. (Industrial Svcs.)
751,606
      19,427   Suez, S.A. (Utilities)
309,201
       7,300   Total, S.A. (Energy Minerals)
1,103,190
      14,921   Veolia Environment (Utilities)
306,706
                                                                    -------
-----

7,668,228
                                                                    -------
-----
 GERMANY (1.4%)
       3,246   Muenchener Rueckver (Finance)
328,022
       2,782   SAP AG (Technology Services)
325,858
                                                                    -------
-----

653,880
                                                                    -------
-----
 IRELAND (1.6%)
      26,000   Allied Irish Banks p.l.c. (Finance)
388,439
      63,700   Elan Corp., A.D.R. (Health Technology)(3)
359,268
                                                                    -------
-----

747,707
                                                                    -------
-----
 ITALY (1.2%)
      20,310   Telecom Italia (Saving) (Communications)
111,250
      32,100   Telecom Italia (Ord.) (Communications)
290,471
      37,050   Telecom Italia Mobile (Communications)
182,523
                                                                    -------
-----

584,244
                                                                    -------
-----
 NETHERLANDS (4.0%)
      28,900   ASML Holding N.V., A.D.R.
                (Electronic Technology)(3)
276,284
      48,235   ING Groep N.V. (Finance)
838,056
      18,200   Royal Dutch Petroleum, A.D.R.
                (Energy Minerals)
848,484
                                                                    -------
-----

1,962,824
                                                                    -------
-----
 SPAIN (1.7%)
      72,400   Telefonica, S.A. (Communications)
840,546
                                                                    -------
-----
 SWEDEN (0.7%)
      32,300   Securitas 'B' (Commercial Svcs.)
330,871
                                                                    -------
-----
 SWITZERLAND (9.3%)
       9,328   Adecco, S. A. (Commercial Svcs.)
384,265
      18,034   Credit Suisse Group (Finance)
474,635
       6,215   Nestle, S.A. (Consumer Non-Durables)
1,282,422
      24,444   Novartis, A.G. (Health Technology)
967,264
       5,115   Roche Holdings, A.G. (Health Tech.)
401,220
      18,461   UBS, A.G. (Finance)
1,026,944
                                                                    -------
-----

4,536,750
                                                                    -------
-----
 UNITED KINGDOM (24.1%)
      87,975   Acambis, p.l.c.  (Health Technology)(3)
529,882
      15,344   AstraZeneca, p.l.c. (Health Technology)
622,008
      25,900   BP p.l.c., A.D.R. (Energy Minerals)
1,088,318
     145,046   Barclays, p.l.c. (Finance)
1,077,074

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
      50,955   Burberry Group p.l.c. (Retail Trade)(3)
208,529
      14,550   Cambridge Antibody Technology Group,
                p.l.c. (Health Technology)(3)
126,052
     155,409   Compass Group, p.l.c. (Consumer Services)
837,952
      60,844   Diageo, p.l.c. (Consumer Non-Durables)
649,605
      27,184   GlaxoSmithkline, A.D.R. (Health Tech.)
1,102,039
     140,204   Hilton Group, p.l.c. (Consumer Services)
425,702
      46,178   Pearson, p.l.c. (Consumer Services)
431,300
      13,754   Reckitt Benckiser, p.l.c. (Cons. Non-Durables)
252,384
      43,482   Royal Bank of Scotland (Finance)
1,219,792
      41,427   Shell Transport & Trading (Energy Minerals)
273,446
     157,584   Tesco, p.l.c. (Retail Trade)
570,137
      63,760   Unilever, p.l.c. (Consumer Non-Durables)
507,660
     615,723   Vodafone Group, p.l.c. (Communications)
1,204,013
       7,500   Vodafone Group, A.D.R. (Communications)
147,375
      14,000   Willis Group Holdings, Ltd.(Finance)
430,500
                                                                     ------
-----

11,703,768
                                                                     ------
-----
 LATIN AMERICA (2.8%)
  BRAZIL (0.3%)
      10,500   Tele Norte Leste Participacoes, A.D.R.
                (Communications)
122,642
                                                                     ------
-----
  MEXICO (2.5%)
      11,400   Coca-Cola Femsa, A.D.R. (Consumer Non-Durables)
245,100
      12,900   Telefonos de Mexico, A.D.R.
                (Communications)
405,318
     194,030   Wal-Mart de Mexico (Retail Trade)
573,489
                                                                     ------
-----

1,223,907
                                                                     ------
-----
 NORTH AMERICA (1.1%)
  CANADA (1.1%)
       9,000   Precision Drilling Corp. (Industrial Svcs.)(3)
339,840
       4,200   Talisman Energy, Inc. (Energy Minerals)
192,570
                                                                     ------
-----

532,410
                                                                     ------
-----

Total common stocks
47,744,110
     (cost: $57,669,291)                                             ------
-----

SHORT TERM SECURITIES (1.8%)(2)
     881,000   Sit Money Market Fund, 0.63%(4)
881,000
     (cost: $881,000)                                                ------
-----

Total investments in securities
    (cost: $58,550,291)(5)
$48,625,110

===========

   See accompanying notes to portfolios of investments on page 38.
25

       SIT SMALL CAP GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       EUGENE C. SIT, CFA, SENIOR PORTFOLIO MANAGER


   For the fiscal year, the Sit Small Cap Growth Fund's return was +2.8%, compared to the -1.6% and +0.7% returns for the Russell 2000 and Russell 2000
Growth indices, respectively. The Fund returned +20.0% over the past quarter, compared to the Russell 2000 Index return of +23.4%. The Russell 2000 Growth
Index return was +24.2% over the same time period.

IMPROVING TRENDS ACROSS THE BOARD

   In recent months, investor sentiment has sharply improved following the outcome of the Iraq conflict, along with strengthening corporate profits, substantial monetary stimuli (interest rate cuts), and fiscal stimuli (tax cuts). While the economy clearly did not reach its growth potential during the first half of 2003, we believe prospects are markedly better for the second half and 2004.

ADDED VALUE THROUGH STOCK SELECTION

   Over the past 12 months, our strategy was to emphasize stock selection rather than making large sector "bets," in light of the many cross-currents in the economy over most of the period. We are pleased to report that the Fund's positive returns, by our calculations, were achieved primarily through sound stock picking, as we tried to take advantage of specific opportunities amid the market volatility. Specifically, the strongest contributors to the Fund's performance since June 30, 2002 included Netscreen Technologies (+143% total return), Mercury Interactive (+69%), Coach (+81%), Biosite (+71%), Career Education (+52%), and New York Community Bancorp (+50%).

BETTING ON A BETTER ECONOMY

   Although the portfolio remains well diversified, the improving outlook for growth stocks and the economy, in general, have led us to take a more aggressive stance in our sector positioning. For example, we have recently added significantly to our weightings in both the electronic technology and health technology sectors, based on both the strong cyclical and secular growth prospects in these sectors. Conversely, health services has been reduced, as we see high valuations and limited opportunity for improving growth going forward.

   We are enthused about the prospects in the year ahead.

     INVESTMENT OBJECTIVE AND STRATEGY

   The objective of the Sit Small Cap Growth Fund is to maximize long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

   The Adviser invests in a diversified group of growing small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth.


                                PORTFOLIO SUMMARY
                 Net Asset Value 6/30/03:   $ 21.64 Per Share
                                 6/30/02:   $ 21.06 Per Share

                        Total Net Assets:   $182.9 Million

             Weighted Average Market Cap:   $  2.0 Billion


                         PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                         Electronic Technology   17.8
                                       Finance   13.6
                             Health Technology   13.3
                           Technology Services    6.9
                            Process Industries    6.0
                               Health Services    5.0
                        Sectors less than 5.0%   31.3
                              Cash & Other Net
                                        Assets    6.1

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                 SIT                         RUSSELL
              SMALL CAP     RUSSELL 2000       2000
             GROWTH FUND       INDEX       GROWTH INDEX
             -----------       -----       ------------
3 Month**       20.02%         23.42%         24.15%
6 Month**       16.34          17.88          19.32
1 Year           2.75          -1.64           0.67
3 Year         -18.95          -3.30         -16.67
5 Year           5.55           0.97          -4.25
Inception       12.67           8.64           4.73
(7/1/94)


                            CUMULATIVE TOTAL RETURNS*

                 SIT                         RUSSELL
              SMALL CAP     RUSSELL 2000       2000
             GROWTH FUND       INDEX       GROWTH INDEX
             -----------       -----       ------------
1 Year           2.75%         -1.64%          0.67%
3 Year         -46.76          -9.58         -42.13
5 Year          30.98           4.92         -19.53
Inception      192.71         110.87          51.64
(7/1/94)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE RUSSELL 2000 INDEX AND
THE RUSSELL 2000 GROWTH INDEX.
- -------------------------------------------------------------------------
-------


                               GROWTH OF $10,000

                              [PLOT POINTS CHART]

The sum of $10,000 invested at inception (7/1/94) and held until 6/30/03
WOULD
HAVE GROWN TO $29,271 IN THE FUND, OR $21,087 IN THE RUSSELL 2000 INDEX
ASSUMING
REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.


                                 TOP 10 HOLDINGS

                       * New York Community Bancorp, Inc.
                       * Intersil Corp.
                       * Biosite, Inc.
                       * Millipore Corp.
                       * Coach, Inc.
                       * Mercury General Corp.
                       * Cuno, Inc.
                       * NetScreen Technologies, Inc.
                       * Universal Health Services, Inc.
                       * Airgas, Inc.

                          Total Number of Holdings: 81

SIT SMALL CAP GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (93.9%)(2)

 COMMERCIAL SERVICES (3.3%)
      68,775   FTI Consulting, Inc.(3)
1,717,312
      79,500   Performance Food Group Co.(3)
2,941,500
     262,200   SkillSoft, A.D.R.(3)
1,324,110
                                                                     ------
-----

5,982,922
                                                                     ------
-----
 CONSUMER DURABLES (1.0%)
      31,200   Polaris Industries, Inc.
1,915,680
                                                                     ------
-----
 CONSUMER NON-DURABLES (4.0%)
      79,850   Coach, Inc.(3)
3,971,739
      92,500   Liz Claiborne, Inc.
3,260,625
                                                                     ------
-----

7,232,364
                                                                     ------
-----
 CONSUMER SERVICES (2.9%)
      47,050   Career Education Corp.(3)
3,219,161
      87,550   Emmis Communications Corp.(3)
2,009,272
                                                                     ------
-----

5,228,433
                                                                     ------
-----
 ELECTRONIC TECHNOLOGY (17.8%)
     452,850   ADC Telecommunications, Inc.(3)
1,054,235
     203,150   Applied Micro Circuits Corp.(3)
1,229,057
     261,400   ChipPAC, Inc.(3)
2,004,938
     263,550   Cray, Inc.(3)
2,082,045
      86,700   Cymer, Inc.(3)
2,736,252
      60,850   Emulex Corp.(3)
1,385,554
     171,950   Extreme Networks, Inc.(3)
911,335
      38,900   Integrated Circuit Systems, Inc.(3)
1,222,627
     178,460   Intersil Corp.(3)
4,748,821
      74,000   InVision Technologies, Inc.(3)
1,838,900
      52,750   Kronos, Inc.(3)
2,680,227
     151,850   NetScreen Technologies, Inc.(3)
3,424,218
      49,000   Nvidia Corp.(3)
1,127,490
     270,750   Oak Technology, Inc.(3)
1,681,358
      86,650   Silicon Laboratories, Inc.(3)
2,308,356
      69,800   Varian Semiconductor Equip. Associates, Inc.(3)
2,077,248
                                                                     ------
-----

32,512,661
                                                                     ------
-----
 ENERGY MINERALS (3.2%)
      43,500   Newfield Exploration Co.(3)
1,633,425
      49,000   Pogo Producing Co.
2,094,750
     108,933   XTO Energy, Inc.
2,190,643
                                                                     ------
-----

5,918,818
                                                                     ------
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 FINANCE (13.6%)
      41,850   Affiliated Managers Group, Inc.(3)
2,550,757
      72,900   Arthur J. Gallagher & Co.
1,982,880
      33,850   HCC Insurance Holdings, Inc.
1,000,944
      41,000   Legg Mason, Inc.
2,662,950
      80,550   Mercury General Corp.
3,677,108
     201,340   New York Community Bancorp, Inc.
5,856,981
      53,650   PartnerRe, Ltd. Platinum Underwriters
2,742,052
      89,000   Holdings, Ltd.
2,415,460
      70,420   UCBH Holdings, Inc.
2,019,646
                                                                     ------
-----

24,908,778
                                                                     ------
-----
 HEALTH SERVICES (5.0%)
      39,650   Accredo Health, Inc.(3)
864,370
      64,700   AdvancePCS(3)
2,473,481
      42,150   Allscripts Healthcare Solutions, Inc.(3)
154,690
      59,950   Stericycle, Inc.(3)
2,306,876
      84,950   Universal Health Services, Inc.(3)
3,365,719
                                                                     ------
-----

9,165,136
                                                                     ------
-----
 HEALTH TECHNOLOGY (13.3%)
      19,000   Amylin Pharmaceuticals, Inc.(3)
415,910
      95,650   Biosite, Inc.(3)
4,600,765
      29,000   Celgene Corp.(3)
881,600
     185,700   Cell Therapeutics, Inc.(3)
1,806,861
     241,550   CryoLife, Inc.(3)
2,500,042
      87,000   CTI Molecular Imaging, Inc.(3)
1,645,170
      28,500   Invitrogen Corp.(3)
1,093,545
      34,450   Neurocrine Biosciences, Inc.(3)
1,720,433
      57,750   NPS Pharmaceuticals, Inc.(3)
1,405,635
      53,150   Pharmaceutical Resources, Inc.(3)
2,586,279
     162,700   Sangamo BioSciences, Inc.(3)
463,695
      35,850   SurModics, Inc.(3)
1,093,425
      60,200   Telik, Inc.(3)
967,414
      27,950   Varian Medical Systems, Inc.(3)
1,609,082
      78,400   Wright Medical Group, Inc.(3)
1,489,600
                                                                     ------
-----

24,279,456
                                                                     ------
-----
 INDUSTRIAL SERVICES (2.3%)
      59,250   Chicago Bridge & Iron Co.
1,343,790
      44,500   Smith International, Inc.(3)
1,634,930
      64,350   Varco International, Inc.(3)
1,261,260
                                                                     ------
-----

4,239,980
                                                                     ------
-----

- -------------------------------------------------------------------------
-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 PROCESS INDUSTRIES (6.0%)
     199,150   Airgas, Inc.
3,335,762
      98,700   Cuno, Inc.(3)
3,565,044
      93,150   Millipore Corp.(3)
4,133,066
                                                                    -------
-----

11,033,872
                                                                    -------
-----
 PRODUCER MANUFACTURING (4.0%)
      83,100   DRS Technologies, Inc.(3)
2,320,152
      61,000   Flir Systems, Inc.(3)
1,839,150
      54,500   Jacobs Engineering Group, Inc.(3)
2,297,175
      25,150   Roper Industries, Inc.
935,580
                                                                    -------
-----

7,392,057
                                                                    -------
-----
 RETAIL TRADE (4.3%)
      48,500   Advance Auto Parts, Inc.(3)
2,953,650
     135,850   Chico's FAS, Inc.(3)
2,859,642
      58,450   Cost Plus, Inc.(3)
2,084,327
                                                                    -------
-----

7,897,619
                                                                    -------
-----
 TECHNOLOGY SERVICES (6.9%)
      98,000   Bisys Group, Inc.(3)
1,800,260
     131,800   Business Objects S.A., A.D.R.(3)
2,893,010
     140,700   Citrix Systems, Inc.(3)
2,864,652
      82,700   Mercury Interactive Corp.(3)
3,193,047
     158,150   Quest Software, Inc.(3)
1,881,985
                                                                    -------
-----

12,632,954
                                                                    -------
-----
 TRANSPORTATION (2.1%)
      58,700   C.H. Robinson Worldwide, Inc.
2,087,372
      29,000   UTI Worldwide, Inc.
904,510
      37,500   Werner Enterprises, Inc.
795,000
                                                                    -------
-----

3,786,882
                                                                    -------
-----
 UTILITIES (4.2%)
     437,400   Calpine Corp.(3)
2,886,840
      63,700   Equitable Resources, Inc.
2,595,138
      64,500   Questar Corp.
2,158,815
                                                                    -------
-----

7,640,793
                                                                    -------
-----

Total common stocks
   (cost: $163,343,422)
171,768,405
                                                                    -------
-----

SHORT-TERM SECURITIES (5.9%)(2)
   10,826,00   Sit Money Market Fund, 0.63%(4)
10,826,000
   (cost: $10,826,000)                                              -------
-----

Total investments in securities
   (cost: $174,169,422)(5)
$182,594,405

============


  See accompanying notes to portfolios of investments on page 38.
29

       SIT SCIENCE AND TECHNOLOGY GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
        EUGENE C. SIT, CFA, SENIOR PORTFOLIO MANAGER


   The Sit Science and Technology Growth Fund returned +7.1% in the past fiscal year, compared to the +0.3% return for the S&P 500 Index .

EARNINGS WILL DRIVE FUTURE RETURNS

   Science and technology stocks have turned in solid performances since the market "bottom" in October 2002. While valuations remain attractive for companies held in the Fund, we believe earnings growth, rather than continued improvement in current valuations, will be the primary contributor to returns going forward. We believe that the Fund is well positioned to capitalize on continued innovation in science and technology industries, bolstered by improvements in the economy. As we have often discussed, the long-term fundamentals underlying science and technology are very positive, but in the end, technology spending is ultimately responsive to trends in corporate profitability and the availability of free cash flow. Even with tepid economic growth during 1Q2003, however, the companies held in the Fund reported median sales growth of +16% for the quarter (compared to 1Q2002). Based on the outlook for a significantly faster economic growth during the second half of 2003 into
2004, we expect that company growth prospects will brighten further with the
"tailwind" of a stronger economy.

STILL A MULTITUDE OF OPPORTUNITIES

   Despite the strong recent performance for many science and technology sectors, we continue to find many opportunities in a variety of high growth segments. Examples of current areas of emphasis include semiconductor capital equipment, business intelligence software, security software, biotechnology, and medical instrumentation. Given the ongoing innovation in these and other areas in technology-related industries, we remain keenly focused on finding the strongest long-term opportunities for our shareholders.

   We are pleased to report positive returns for the most recent periods. Recent improvements in investor sentiment, improving economic conditions, and strong growth prospects for companies held in the Fund, make us optimistic about the outlook for the year ahead.

     INVESTMENT OBJECTIVE AND STRATEGY

   The objective of the Fund is to maximize long-term capital appreciation.
The
Fund seeks to achieve its objective by investing at least 80% of its net assets in common stocks of companies principally engaged in science and technology business activities. Such companies include those whose assets, gross income, or net profits are significantly committed to, or derived from, science and technology. The Adviser seeks stocks of science and technology companies having superior growth potential in virtually any industry in which they may be found.


                                PORTFOLIO SUMMARY

                  Net Asset Value 6/30/03:   $ 8.05 Per Share
                                  6/30/02:   $ 7.52 Per Share

                         Total Net Assets:   $15.2  Million

              Weighted Average Market Cap:   $29.8 Billion


                         PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                             Health Technology   33.0
                         Electronic Technology   32.8
                           Technology Services   20.8
                        Sectors Less Than 5.0%   12.0
                       Cash & Other Net Assets    1.4

- -------------------------------------------------------------------------
-[LOGO]


                          AVERAGE ANNUAL TOTAL RETURNS*

                   SIT
               SCIENCE AND
                TECHNOLOGY            S&P
               GROWTH FUND         500 INDEX
               -----------         ---------
3 Month**         19.61%             15.39%
6 Month**         19.08              11.76
1 Year             7.05               0.25
3 Years          -37.10             -11.20
5 Years           -6.73              -1.61
Inception         -3.31               1.50
(12/31/97)


                            CUMULATIVE TOTAL RETURNS*

                   SIT
               SCIENCE AND
                TECHNOLOGY            S&P
               GROWTH FUND         500 INDEX
               -----------         ---------
1 Year             7.05%              0.25%
3 Years          -75.11             -29.98
5 Years          -29.41              -7.81
Inception        -16.91               8.52
(12/31/97)

*AS OF 6/30/03                                                 **NOT
ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE S & P 500 INDEX.
- -------------------------------------------------------------------------
-------


                                GROWTH OF $10,000

                              [PLOT POINTS GRAPH]

THE SUM OF $10,000 INVESTED AT INCEPTION (12/31/97) AND HELD UNTIL 6/30/03
WOULD
HAVE DECLINED TO $8,309 IN THE FUND OR GROWN TO $10,852 IN THE S&P 500
INDEX.


                                 TOP 10 HOLDINGS

                      * Elan Corp., A.D.R.
                      * Amgen, Inc.
                      * St. Jude Medical, Inc.
                      * Analog Devices, Inc.
                      * Boston Scientific Corp.
                      * Synopsys, Inc.
                      * Biogen, Inc.
                      * Teva Pharmaceutical, Ltd., A.D.R.
                      * Dell Computer Corp.
                      * Millipore Corp.

                          Total Number of Holdings: 62

SIT SCIENCE AND TECHNOLOGY GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (98.6%)(2)

 COMMUNICATIONS (1.1%)
       9,400   Nextel Communications, Inc.(3)
169,952
                                                                    -------
-----
 CONSUMER DURABLES (1.9%)
       3,800   Electronic Arts, Inc.(3)
281,162
                                                                    -------
-----
 CONSUMER SERVICES (1.0%)
       9,600   AOL Time Warner, Inc.(3)
154,464
                                                                    -------
-----
 ELECTRONIC TECHNOLOGY (32.8%)
      12,400   Analog Devices, Inc.(3)
431,768
      60,000   ADC Telecommunications, Inc.(3)
139,680
       8,000   Applied Materials, Inc.(3)
126,880
      12,400   Broadcom Corp.(3)
308,884
      17,000   Cisco Systems, Inc.(3)
283,730
      41,200   Cray, Inc.(3)
325,480
      10,300   Dell Computer Corp.(3)
329,188
      19,100   EMC Corp.(3)
199,977
       5,000   Hewlett-Packard Co.
106,500
      11,200   Intel Corp.
232,781
      13,600   Jabil Circuit, Inc.(3)
300,560
       6,200   KLA-Tencor Corp.(3)
288,238
       4,200   Linear Technology Corp.
135,282
       5,400   Maxim Integrated Products, Inc.
184,626
      11,600   Netscreen Technologies, Inc.(3)
261,580
      14,900   Nokia Corp., A.D.R.
244,807
       5,600   Novellus Systems, Inc.(3)
205,077
       6,600   Qualcomm, Inc.
235,950
       6,200   Synopsys, Inc.(3)
383,470
      10,200   Xilinx, Inc.(3)
258,162
                                                                    -------
-----

4,982,620
                                                                    -------
-----
 HEALTH TECHNOLOGY (33.0%)
       3,200   Alcon, Inc.
146,240
       7,200   Amgen, Inc.(3)
478,368
       8,900   Biogen, Inc.(3)
338,200
       8,200   Biomet, Inc.
235,012
       4,600   Biovail Corp.(3)
216,476
       6,600   Boston Scientific Corp.(3)
403,260
      90,000   Elan Corp., A.D.R(3)
507,600
       3,600   Forest Laboratories, Inc.(3)
197,100
       3,400   Genentech, Inc.(3)
245,208
       6,600   Genzyme Corp.(3)
275,880
       4,400   Gilead Sciences, Inc.(3)
244,552
       5,200   IDEC Pharmaceuticals Corp.(3)
176,800
       4,200   MedImmune, Inc.(3)
152,754

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
       5,800   Medtronic, Inc.
278,226
       7,000   Pfizer, Inc.
239,050
      37,200   Sangamo BioSciences, Inc.(3)
106,020
       7,800   St. Jude Medical, Inc.(3)
448,500
       5,800   Teva Pharmaceutical, Ltd., A.D.R.
330,194
                                                                    -------
-----

5,019,440
                                                                    -------
-----
 PROCESS INDUSTRIES (2.2%)
       7,400   Millipore Corp.(3)
328,338
                                                                    -------
-----
 PRODUCER MANUFACTURING (4.6%)
       8,600   DRS Technologies, Inc.(3)
240,112
       7,400   Harris Corp.
222,370
      11,400   Thermo Electron Corp.(3)
239,628
                                                                    -------
-----

702,110
                                                                    -------
-----
 RETAIL TRADE (1.2%)
       1,800   eBay, Inc.(3)
187,524
                                                                    -------
-----
 TECHNOLOGY SERVICES (20.8%)
       9,400   Adobe Systems, Inc.
301,458
       4,800   Affiliated Computer Services, Inc.(3)
219,504
       6,800   Amdocs, Ltd.(3)
163,200
      20,400   BEA Systems, Inc.(3)
221,544
       3,000   Business Objects, A.D.R.(3)
65,850
       8,200   Check Point Software Technology(3)
160,310
       7,400   First Data Corp.
306,656
       3,600   Fiserv, Inc.(3)
128,196
       5,000   Intuit, Inc.(3)
222,650
       6,900   Mercury Interactive Corp.(3)
266,409
       9,000   Microsoft Corp.
230,490
      10,000   Oracle Corp.(3)
120,200
       7,000   Symantec Corp.(3)
307,020
      10,800   Veritas Software Corp.(3)
309,636
       4,000   Yahoo!, Inc.(3)
131,040
                                                                    -------
-----

3,154,163
                                                                    -------
-----

Total common stocks
14,979,773
     (cost:  $17,650,570)                                           -------
-----

SHORT-TERM SECURITIES (1.6%) (2)
     247,000   Sit Money Market Fund, 0.63%(4)
247,000
     (cost: $247,000)                                               -------
-----

Total investments in securities
     (cost: $17,897,570)
$15,226,773

===========

32          See accompanying notes to portfolios of investments on page 38.

- -------------------------------------------------------------------------
-[LOGO]
















     This page has been left blank intentionally.

       SIT DEVELOPING MARKETS GROWTH FUND
       ONE YEAR ENDED JUNE 30, 2003
[PHOTO]--------------------------------------------------------------------
-----
       SENIOR PORTFOLIO MANAGERS
       EUGENE C. SIT, CFA AND ROGER J. SIT


   The Sit Developing Markets Growth Fund returned +0.3% during the fiscal year ending June 30, 2003, versus increases of +4.0% and +6.1% for the MSCI Emerging
Markets Free and Lipper Emerging Markets Indices, respectively. The Fund's relative performance was helped by holdings in Israel, Spain, and several traditional growth sectors, but hampered by underweightings in Russia and Indonesia and poor performance from utilities and retailing.

ASIA'S STRENGTH OVERPOWERS SARS SCARE

   The Fund remains overweight in Asia, with a weighting of 60.1%, compared with
52.9% for the Emerging Markets Free Index. The abating of SARS-related fears combined with increasing optimism over a global economic rebound and encouraging earnings results from many Asian companies have fueled the recent rally in the region's equity markets. We believe that the markets are only in the early stages of a sustainable long-term price appreciation, as valuation levels remain low relative to both historical ranges and the developed markets. Positive secular trends, such as outsourcing, fueled export growth and the emergence of
China as a powerful economic force in the region provide a solid fundamental underpinning for future growth. During the year, Fund holding Petrochina, the largest oil company in China, saw its share price boosted when Warren Buffett's
Berkshire Hathaway purchased a 7% stake in the company, a confirmation of our belief that the long-term fundamentals and valuation of the company remain attractive.

LATIN AMERICAN OUTLOOK IS IMPROVING

   The outlook for Latin American economies is gradually improving and the liquidity-induced equity market rallies that occurred in the second quarter could carry prices still higher over the next few months. The expected recovery in the U.S. should benefit Mexico, and Brazil's avoidance of a debt default is another positive sign for the region. The Fund's weighting in Latin America is
21.5%, slightly overweight versus the 18.7% weighting for the MSCI benchmark
Index.

OTHER DEVELOPING MARKETS UNDERWEIGHTED

   The Fund has a weighting of 11.5% in Emerging Europe, the Middle East, and
Africa, compared with 28.4% for the Index. While these regions are not relatively attractive, we look to specific stories, such as a new position in
Vimpelcom, the Russian wireless telecom operator.

                        INVESTMENT OBJECTIVE AND STRATEGY

   The Fund seeks to maximize long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market. In selecting investments for the Fund, the Sub-Adviser begins by selecting countries or regions in which to invest by considering several factors affecting the economy and equity market of foreign countries and regions. After the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth.


                                PORTFOLIO SUMMARY

        Net Asset Value 6/30/03:     $8.12 Per Share
                        6/30/02:     $8.10 Per Share

               Total Net Assets:     $8.6 Million

    Weighted Average Market Cap:     $27.9 Billion


                         PORTFOLIO STRUCTURE - BY REGION
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                                         SIT                  MSCI
                                       DEVELOPING           EMERGING
                                     MARKETS GROWTH      MARKETS GROWTH
                                         FUND                INDEX

                            Asia         60.1                 52.9
                   Latin America         21.5                 18.7
            Africa / Middle East         10.1                 18.5
                          Europe          1.4                  9.9
                        Cash and
                Other Net Assets          6.9                  0.0

- -------------------------------------------------------------------------
-[LOGO]


                AVERAGE ANNUAL TOTAL RETURNS*

                   SIT           MSCI          LIPPER
                DEVELOPING      EMERGING      EMERGING
                 MARKETS         MARKETS       MARKETS
                GROWTH FUND    FREE INDEX       INDEX
                -----------    ----------       -----
3 Month**         19.41%          22.19%        23.43%
6 Month**         14.21           13.90         15.96
1 Year             0.25            4.04          6.14
3 Year           -15.44           -9.28         -6.56
5 Year            -2.14            0.13          1.89
Inception         -2.21           -3.97         -1.48
(7/1/94)


                   CUMULATIVE TOTAL RETURNS*

                    SIT           MSCI         LIPPER
                DEVELOPING      EMERGING      EMERGING
                 MARKETS         MARKETS       MARKETS
                GROWTH FUND    FREE INDEX       INDEX
                -----------    ----------       -----
1 Year             0.25%           4.04%         6.14%
3 Year           -39.53          -25.33        -18.42
5 Year           -10.26            0.65          9.80
Inception        -18.19          -30.57        -12.55
       (7/1/94)

*AS OF 6/30/03                                          **NOT ANNUALIZED.

- -------------------------------------------------------------------------
-------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN
SHARE
PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.
MANAGEMENT
FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE MSCI EMERGING MARKETS
FREE INDEX. THE LIPPER AVERAGES AND INDICES ARE OBTAINED FROM LIPPER
ANALYTICAL
SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.
- -------------------------------------------------------------------------
-------


                                GROWTH OF $10,000

                              [PLOT POINTS CHART}

The sum of $10,000 invested at inception (7/1/94) and held until 6/30/03
WOULD
HAVE DECLINED TO $8,181 IN THE FUND, OR $6,943 IN THE MORGAN STANLEY
CAPITAL
INT'L EMERGING MARKETS FREE INDEX ASSUMING REINVESTMENT OF ALL DIVIDENDS
AND
CAPITAL GAINS.


                         PORTFOLIO STRUCTURE - BY SECTOR
                             (% OF TOTAL NET ASSETS)

                                  [BAR CHART]

                          Communications     16.8
                   Electronic Technology     16.5
                                 Finance     11.6
                         Energy Minerals     10.5
                            Retail Trade      7.2
                       Health Technology      6.7
                       Consumer Services      6.1
                     Non-energy Minerals      5.0
                  Sectors Less Than 5.0%     12.7
               Cash and Other Net Assets      6.9

SIT DEVELOPING MARKETS GROWTH FUND
- -------------------------------------------------------------------------
-------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003


                               10 LARGEST HOLDINGS

                          * Samsung Electronics
                          * Teva Pharmaceutical, A.D.R.
                          * Petrochina Co.
                          * Wal-Mart de Mexico
                          * Taiwan Semiconductor
                          * Telephonos de Mexico, A.D.R.
                          * Hon Hai Precision Industry
                          * HSBC Holdings p.l.c.
                          * Advanced Info Service
                          * BHP Billiton Limited, A.D.R.

                          Total Number of Holdings: 54

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
COMMON STOCKS (90.3%) (2)
 AFRICA/MIDDLE EAST (10.1%)
  ISRAEL (8.0%)
       5,500   Check Point Software Technologies, Ltd.
                  (Technology Services)(3)
107,525
       2,600   Taro Pharmaceutical Industries, Ltd.
                  (Health Technology)(3)
142,688
       7,600   Teva Pharmaceutical, A.D.R.
                  (Health Technology)
432,676
                                                                      -----
-----

682,889
                                                                      -----
-----
  SOUTH AFRICA (2.1%)
      12,100   Anglo American p.l.c. (Non-Energy Minerals)
184,695
                                                                      -----
-----
 ASIA (57.3%)
  AUSTRALIA (2.9%)
      21,410   BHP Billiton, Ltd., A.D.R. (Non-Energy Minerals)
248,142
                                                                      -----
-----
  CHINA/HONG KONG (14.1%)
      56,000   China Mobile (Hong Kong), Ltd. (Communications)
132,134
      62,000   Citic Pacific, Ltd. (Industrial Services)
113,296
      29,500   CLP Holdings (Utilities)
128,999
      38,000   CNOOC, Ltd. (Energy Minerals)
56,039
      92,000   Denway Motors, Ltd. (Producer Manufacturing)
41,587
      22,800   HSBC Holdings p.l.c. (Finance)
270,449
      42,000   Li & Fung, Ltd. (Retail Trade)
54,128
   1,074,000   PetroChina Co. (Energy Minerals)
323,655
       2,900   PetroChina Co., A.D.R. (Energy Minerals)
87,580
                                                                      -----
-----

1,207,867
                                                                      -----
-----

- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 MALAYSIA (3.3%)
      47,000   Maxis Berhad (Communications)
70,500
      40,000   Nestle Berhad (Consumer Non-Durables)
215,791
                                                                       ----
-----

286,291
                                                                       ----
-----
 PHILIPPINES (0.6%)
     494,000   SM Prime Holdings, Inc. (Retail Trade)
54,535
                                                                       ----
-----
 RUSSIA (3.2%)
         700   LUKOIL, A.D.R. (Energy Minerals)
55,300
       1,000   Vimpel Communications, A.D.R. (Communications)(3)
46,440
       3,000   YUKOS, A.D.R. (Energy Minerals)
168,000
                                                                       ----
-----

269,740
                                                                       ----
-----
 SINGAPORE (3.6%)
      24,097   DBS Group Holdings, Ltd. (Finance)
140,941
      18,000   Venture Corp., Ltd. (Electronic Tech.)
164,564
                                                                       ----
-----

305,505
                                                                       ----
-----
 SOUTH KOREA (15.2%)
       2,200   Kookmin Bank (Finance)
66,304
         600   Kookmin Bank, A.D.R. (Finance)
18,150
      20,300   Korea Electric Power, A.D.R. (Utilities)
180,873
       3,000   KT Corp. (Communications)
117,288
       1,769   Samsung Electronics (Electronic Technology)
525,739
      15,600   Shinhan Financial Group (Finance)
162,595
         570   Shinsegae Co., Ltd. (Retail Trade)
88,995
       7,600   SK Telecom Co., A.D.R. (Communications)
143,336
                                                                       ----
-----

1,303,280
                                                                       ----
-----
 TAIWAN (8.5%)
      68,677   Accton Technology Corp. (Electronic Technology)
52,584
     146,056   Chroma Ate, Inc. (Electronic  Technology)
91,575
      76,625   Hon Hai Precision Industry (Electronic Technology)
277,851
     186,391   Taiwan Semiconductor Co. (Electronic Technology)
306,972
                                                                       ----
-----

728,982
                                                                       ----
-----
 THAILAND (5.9%)
     184,800   Advanced Info Service Public Co., Ltd.
               (Communications)
268,145
      91,800   Bangkok Bank Public Co., Ltd. (Finance)(3)
147,395
      15,600   BEC World Public Co. (Consumer Services)
89,058
                                                                       ----
-----

504,598
                                                                       ----
-----

- -------------------------------------------------------------------------
-[LOGO]


- -------------------------------------------------------------------------
-------
QUANTITY       NAME OF ISSUER                                MARKET VALUE
($)(1)
- -------------------------------------------------------------------------
-------
 EUROPE (1.4%)
  SPAIN (1.4%)
       3,592   Telefonica, A.D.R. (Communications)
124,176
                                                                      -----
-----
 LATIN AMERICA (21.5%)
  BRAZIL (7.7%)
  19,936,532   Banco Bradesco S.A. (Finance)
74,631
       2,000   Brasil Telecom, A.D.R. (Communications)
74,900
      18,900   Copel, A.D.R. (Utilities)
56,700
       3,883   Embraer de Aeronautica, A.D.R. (Transportation)
74,165
       6,400   Pao de Acucar, A.D.R. (Retail Trade)
98,176
       5,860   Petrobras (Energy Minerals)
103,964
       5,300   Petrobras, A.D.R. (Energy Minerals)
103,668
       6,100   Tele Norte Leste Participacoes, A.D.R.
               (Communications)
71,248
                                                                      -----
-----

657,452
                                                                      -----
-----
  MEXICO (13.8%)
       6,200   America Movil, A.D.R. (Communications)
116,250
       7,500   Coca-Cola Femsa S.A., A.D.R. (Consumer Non-Durables)
161,250
     132,000   Grupo Financiero BBVA Bancomer, S.A. (Finance)(3)
111,815
       5,600   Grupo Televisa S.A., A.D.R. (Consumer Services)
193,200
       8,900   Telefonos de Mexico, A.D.R. (Communications)
279,638
     109,270   Wal-Mart de Mexico (Retail Trade)
322,966
                                                                      -----
-----

1,185,119
                                                                      -----
-----

Total common stocks
7,743,271
    (cost: $7,776,669)                                                -----
-----

CLOSED-END MUTUAL FUND (2.8%)(2)
      19,640   India Fund (Consumer Services)
240,590
      (cost: $336,404)                                                -----
-----

SHORT-TERM SECURITIES (6.8%)(2)
     587,000   Sit Money Market Fund, 0.63% (4)
587,000
     (cost: $587,000)                                                 -----
-----

Total investments in securities
     (cost: $8,700,073)(5)
$8,570,861

==========


   See accompanying notes to portfolios of investments on page 38.
37

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
NOTES TO PORTFOLIOS OF INVESTMENTS


(1) Securities are valued by procedures described in note 1 to the financial statements.

(2)  Percentage figures indicate percentage of total net assets.

(3)  Presently non-income producing securities.

(4)  This security represents an investment in an affiliated party. See note 3
     to the accompanying financial statements.

(5) At June 30, 2003, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                                               LARGE CAP
MID CAP         INTERNATIONAL
                                              BALANCED          GROWTH
GROWTH             GROWTH
                                                FUND             FUND
FUND               FUND
                                             -----------     -----------
------------      -------------
Cost for federal income tax purposes        $ 17,476,751     $ 61,737,184
$163,985,890       $ 58,550,291
                                            ============     ============
============       ===========

Unrealized appreciation
  (depreciation) on investments:
     Gross unrealized appreciation          $    710,866     $  7,435,576
$ 24,841,684       $  3,752,208
     Gross unrealized depreciation            (1,938,358)      (9,948,888)
(18,331,087)       (13,677,389)
                                            ------------     ------------
------------       ------------

Net unrealized appreciation
  (depreciation)                           ($  1,227,492)   ($  2,513,312)
$  6,510,597      ($  9,925,181)
                                            ============     ============
============       ============

                                                              SCIENCE AND
DEVELOPING
                                             SMALL CAP        TECHNOLOGY
MARKETS
                                               GROWTH           GROWTH
GROWTH
                                                FUND             FUND
FUND
                                            ------------     ------------
------------
Cost for federal income tax purposes        $174,538,604     $ 18,205,091
$  8,700,073
                                            ============     ============
============

Unrealized appreciation
  (depreciation) on investments:
     Gross unrealized appreciation          $ 26,649,131     $  1,308,693
$  1,373,185
     Gross unrealized depreciation           (18,593,330)      (4,287,011)
(1,502,397)
                                            ------------     ------------
------------

Net unrealized appreciation
  (depreciation)                            $  8,055,801    ($  2,978,318)
($    129,212)
                                            ============     ============
============

- -------------------------------------------------------------------------
-[LOGO]


















     This page has been left blank intentionally.

SIT MUTUAL FUNDS
JUNE 30, 2003
- -------------------------------------------------------------------------
-------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                LARGE CAP
MID CAP
                                            BALANCED             GROWTH
GROWTH
ASSETS                                        FUND                FUND
FUND
                                         ---------------     --------------
-     ---------------
Investments in securities, at
    identified cost                          $17,353,174
$61,613,551        $163,668,404
                                         ===============
===============     ===============

Investments in securities, at
    market value - see
    accompanying schedule for detail         $16,249,259
$59,223,872        $170,496,487
Cash in bank on demand
    deposit                                           --
560               1,612
Receivables:
    Dividends and accrued interest                64,470
46,372              40,467
    Fund shares sold                                 819
2,523               4,121
    Investment securities sold                    41,571
207,857             444,448
    Other receivables                                 --
10,621                  --
                                         ---------------     --------------
-     ---------------

        Total assets                          16,356,119
59,491,805         170,987,135
                                         ---------------     --------------
-     ---------------

LIABILITIES
Payables:
    Disbursements in excess of
      cash balances                               63,863                  -
-                  --
    Investment securities purchased              206,062
116,333             504,437
    Fund shares redeemed                           1,600
1,460                  --
    Accrued investment management
      and advisory services fee                   13,625
50,319             162,819
    Other payables                                 6,097                  -
-             147,343
                                         ---------------     --------------
-     ---------------

        Total liabilities                        291,247
168,112             814,599
                                         ---------------     --------------
-     ---------------

Net assets applicable to
    outstanding capital stock                 16,064,872
59,323,693         170,172,536
                                         ===============
===============     ===============

Capital Stock Par                                 $0.001
$0.001              $0.001

    Authorized shares                     10,000,000,000
10,000,000,000      10,000,000,000
    Outstanding shares                         1,288,762
2,203,754          21,102,929
                                         ===============
===============     ===============

Net asset value per share of
    outstanding capital stock                     $12.47
$26.92               $8.06
                                         ===============
===============     ===============

- -------------------------------------------------------------------------
-[LOGO]


SCIENCE AND          DEVELOPING
                                        INTERNATIONAL        SMALL CAP
TECHNOLOGY            MARKETS
                                            GROWTH             GROWTH
GROWTH              GROWTH
                                             FUND               FUND
FUND                FUND
                                       ---------------     ---------------
---------------     ---------------
ASSETS
Investments in securities, at
  identified cost                          $58,550,291        $174,169,422
$17,897,570          $8,700,073
                                       ===============     ===============
===============     ===============
Investments in securities, at
  market value - see
  accompanying schedule for detail         $48,625,110        $182,594,405
$15,226,773          $8,570,861
Cash in bank on demand
  deposit                                      315,935               1,192
6,666                 725
Receivables:
  Dividends and accrued interest                71,912              37,516
898              15,204
  Fund shares sold                               3,390              39,982
2,202                 758
  Investment securities sold                        --           2,019,049
--                  --
  Other receivables                                 --              54,774
--               4,660
                                       ---------------     ---------------
---------------     ---------------
     Total assets                           49,016,347         184,746,918
15,236,539           8,592,208
                                       ---------------     ---------------
---------------     ---------------

LIABILITIES
Payables:
  Disbursements in excess of
    cash balances                                   --                  --
--                  --
  Investment securities purchased              102,852           1,574,890
--                  --
  Fund shares redeemed                         282,356              35,609
--                 165
  Accrued investment management
    and advisory services fee                   68,044             224,547
17,165              14,773
  Other payables                                29,844                 152
19,701              ------
                                       ---------------     ---------------
---------------     ---------------
     Total liabilities                         483,096           1,835,198
36,866              14,938
                                       ---------------     ---------------
---------------     ---------------
Net assets applicable to
  outstanding capital stock                 48,533,251         182,911,720
15,199,673           8,577,270
                                       ===============     ===============
===============     ===============

Capital Stock Par                               $0.001              $0.001
$0.001              $0.001

  Authorized shares                     10,000,000,000      10,000,000,000
10,000,000,000      10,000,000,000
  Outstanding shares                         5,170,300           8,451,718
1,888,195           1,056,587
                                       ===============     ===============
===============     ===============

Net asset value per share of
  outstanding capital stock                      $9.39              $21.64
$8.05               $8.12
                                       ===============     ===============
===============     ===============

           See accompanying notes to financial statements on page 47.
41

SIT MUTUAL FUNDS
ONE YEAR ENDED JUNE 30, 2003
- -------------------------------------------------------------------------
-------
STATEMENTS OF OPERATIONS

                                                                    LARGE
CAP         MID CAP         INTERNATIONAL
                                                    BALANCED
GROWTH           GROWTH             GROWTH
                                                      FUND             FUND
FUND               FUND
                                                 ------------      --------
----      ------------      ------------
INVESTMENT INCOME:
    INCOME:
       Dividends *                                   $148,754
$587,182          $559,701        $1,154,086
       Interest                                       412,878
21,905            96,374            46,167
                                                 ------------      --------
----      ------------      ------------
            Total income                              561,632
609,087           656,075         1,200,253
                                                 ------------      --------
----      ------------      ------------
    EXPENSES (NOTE 3):
       Investment management and
          advisory services fee                       158,894
565,330         1,935,217           962,154
          Less fees and expenses absorbed
            by investment adviser                          --
--          (154,818)         (182,029)
                                                 ------------      --------
----      ------------      ------------
          Total net expenses                          158,894
565,330         1,780,399           780,125
                                                 ------------      --------
----      ------------      ------------
          Net investment income (loss)                402,738
43,757        (1,124,324)          420,128
                                                 ------------      --------
----      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
       Net realized gain (loss)                    (1,647,606)
(6,536,986)      (29,541,134)      (11,557,686)
       Net change in unrealized appreciation
          (depreciation) on investments             1,829,489
7,056,934        31,743,942         4,260,724
       Realized gain (loss) on foreign
          currency transactions                            --
--                --             4,027
       Net change in unrealized
          appreciation (depreciation) on
          foreign currency transactions                    --
--                --            (2,822)
                                                 ------------      --------
----      ------------      ------------
          Net gain (loss) on investments              181,883
519,948         2,202,808        (7,295,757)
                                                 ------------      --------
----      ------------      ------------
Net increase (decrease) in net assets
    resulting from operations                        $584,621
$563,705        $1,078,484       ($6,875,629)
                                                 ============
============      ============      ============

- ---------------

* Dividends are net of foreign withholding tax of $108,332 and $19,842 in the
International Growth Fund and Developing Markets Growth Fund, respectively.

- -------------------------------------------------------------------------
-[LOGO]

                                                                    SCIENCE
AND        DEVELOPING
                                                   SMALL CAP
TECHNOLOGY          MARKETS
                                                    GROWTH
GROWTH            GROWTH
                                                     FUND              FUND
FUND
                                                 ------------      --------
----      ------------
INVESTMENT INCOME:
    INCOME:
       Dividends *                                   $622,430
$30,744          $200,592
       Interest                                       171,911
6,825             6,215
                                                 ------------      --------
----      ------------
            Total income                              794,341
37,569           206,807
                                                 ------------      --------
----      ------------
    EXPENSES (NOTE 3):
       Investment management and
          advisory services fee                     2,362,299
190,028           178,798
          Less fees and expenses absorbed
            by investment adviser                          --
(19,003)               --
                                                 ------------      --------
----      ------------
          Total net expenses                        2,362,299
171,025           178,798
                                                 ------------      --------
----      ------------
          Net investment income (loss)             (1,567,958)
(133,456)           28,009
                                                 ------------      --------
----      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
       Net realized gain (loss)                   (24,258,198)
(5,718,058)         (692,664)
       Net change in unrealized appreciation
          (depreciation) on investments            29,931,512
6,706,666           684,551
       Realized gain (loss) on foreign
          currency transactions                            --
--               (65)
       Net change in unrealized appreciation
          (depreciation) on foreign currency
          transactions                                     --
--                12
                                                 ------------      --------
----      ------------
          Net gain (loss) on investments            5,673,314
988,608            (8,166)
                                                 ------------      --------
----      ------------
Net increase (decrease) in net assets
   resulting from operations                       $4,105,356
$855,152           $19,843
                                                 ============
============      ============

- ------------








           See accompanying notes to financial statements on page 47.
43

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
STATEMENTS OF CHANGES IN NET ASSETS


BALANCED                              LARGE CAP
                                                                      FUND
GROWTH FUND
                                                         ------------------
--------------      --------------------------------
                                                           YEAR ENDED
YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                             JUNE 30,
JUNE 30,           JUNE 30,          JUNE 30,
                                                               2003
2002              2003               2002
                                                         -------------
-------------      -------------      -------------
OPERATIONS:
   Net investment income (loss)                               $402,738
$546,453            $43,757          ($226,597)
   Net realized gain (loss) on investments                  (1,647,606)
(3,053,017)        (6,536,986)       (16,004,850)
   Net change in unrealized appreciation
     (depreciation) on investments                           1,829,489
(1,596,602)         7,056,934        (17,827,153)
   Net realized gain (loss) on foreign currency
     transactions                                                   --
--                 --                 --
   Net change in unrealized appreciation
     (depreciation) on foreign currency
     transactions                                                   --
--                 --                 --
                                                         -------------
-------------      -------------      -------------
     Net increase (decrease) in net assets
       resulting from operations                               584,621
(4,103,166)           563,705        (34,058,600)
                                                         -------------
-------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (455,000)
(596,000)                --                 --
   Net realized gains on investments                                --
(9,747)                --           (931,511)
                                                         -------------
-------------      -------------      -------------
     Total distributions                                      (455,000)
(605,747)                --           (931,511)
                                                         -------------
-------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                 4,198,470
5,679,337         10,694,474         11,394,068
   Reinvested distributions                                    450,934
598,409                 --            880,335
   Payments for shares redeemed                             (6,539,306)
(8,690,437)       (15,773,839)       (36,274,376)
                                                         -------------
-------------      -------------      -------------
     Increase (decrease) in net assets from
       capital share transactions                           (1,889,902)
(2,412,691)        (5,079,365)       (23,999,973)
                                                         -------------
-------------      -------------      -------------
       Total increase (decrease) in net assets              (1,760,281)
(7,121,604)        (4,515,660)       (58,990,084)
NET ASSETS
   Beginning of period                                      17,825,153
24,946,757         63,839,353        122,829,437
                                                         -------------
-------------      -------------      -------------
   End of period                                           $16,064,872
$17,825,153        $59,323,693        $63,839,353
                                                         =============
=============      =============      =============
NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)                 $22,477,433
$24,367,335        $85,275,589        $90,354,954
   Undistributed (distributions in excess of)
     net investment income                                      80,738
133,000             43,757                 --
   Accumulated net realized gain (loss) from
     security transactions and foreign
     currency transactions                                  (5,389,384)
(3,741,778)       (23,605,974)       (17,068,988)
   Unrealized appreciation (depreciation) on
     investments                                            (1,103,915)
(2,933,404)        (2,389,679)        (9,446,613)
   Unrealized appreciation (depreciation) on
     foreign currency transactions                                  --
--                 --                 --
                                                         -------------
-------------      -------------      -------------
                                                           $16,064,872
$17,825,153        $59,323,693        $63,839,353
                                                         =============
=============      =============      =============
CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                        359,102
407,429            436,179            343,513
   Reinvested distributions                                     39,140
42,385                 --             25,565
   Redeemed                                                   (559,312)
(626,912)          (650,676)        (1,101,363)
                                                         -------------
-------------      -------------      -------------
Net increase (decrease)                                       (161,070)
(177,098)          (214,497)          (732,285)
                                                         =============
=============      =============      =============

- -------------------------------------------------------------------------
-[LOGO]

             MID CAP                           INTERNATIONAL
SMALL CAP
           GROWTH FUND                          GROWTH FUND
GROWTH FUND
- --------------------------------      --------------------------------
--------------------------------
  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
YEAR ENDED          YEAR ENDED
   JUNE 30,            JUNE 30,          JUNE 30,           JUNE 30,
JUNE 30,            JUNE 30,
     2003               2002               2003               2002
2003                2002
- -------------      -------------      -------------      -------------
-------------      -------------
  ($1,124,324)       ($1,948,664)          $420,128          ($193,630)
($1,567,958)       ($1,954,876)
  (29,541,134)       (30,225,225)       (11,557,686)       (15,739,196)
(24,258,198)       (49,917,873)

   31,743,942        (76,620,570)         4,260,724        (10,198,066)
29,931,512        (12,837,016)
           --                 --              4,027             (5,938)
--                 --

           --                 --             (2,822)             5,562
--                 --
- -------------      -------------      -------------      -------------
-------------      -------------

    1,078,484       (108,794,459)        (6,875,629)       (26,131,268)
4,105,356        (64,709,765)
- -------------      -------------      -------------      -------------
-------------      -------------

- -------------      -------------      -------------      -------------
-------------      -------------
           --         (5,755,281)                --                 --
--           (319,828)
- -------------      -------------      -------------      -------------
-------------      -------------

           --         (5,755,281)                --                 --
--           (319,828)
- -------------      -------------      -------------      -------------
-------------      -------------

   36,506,428         77,479,794        232,337,183        376,817,380
59,140,518        133,648,941
           --          5,495,225                 --                 --
--            311,390
  (48,759,036)      (147,115,266)      (246,748,641)      (403,950,480)
(61,017,722)      (116,134,977)
- -------------      -------------      -------------      -------------
-------------      -------------

  (12,252,608)       (64,140,247)       (14,411,458)       (27,133,100)
(1,877,204)        17,825,354
- -------------      -------------      -------------      -------------
-------------      -------------

  (11,174,124)      (178,689,987)       (21,287,087)       (53,264,368)
2,228,152        (47,204,239)

  181,346,660        360,036,647         69,820,338        123,084,706
180,683,568        227,887,807
- -------------      -------------      -------------      -------------
-------------      -------------
 $170,172,536       $181,346,660        $48,533,251        $69,820,338
$182,911,720       $180,683,568
=============      =============      =============      =============
=============      =============

 $229,024,402       $242,401,334        $92,375,615       $106,787,073
$254,617,566       $258,062,728

           --                 --            424,155                 --
--                 --

  (65,679,949)       (36,138,815)       (34,342,194)       (22,784,508)
(80,130,829)       (55,872,631)
    6,828,083        (24,915,859)        (9,925,181)       (14,185,905)
8,424,983        (21,506,529)

           --                 --                856              3,678
--                 --
- -------------      -------------      -------------      -------------
-------------      -------------

 $170,172,536       $181,346,660        $48,533,251        $69,820,338
$182,911,720       $180,683,568
=============      =============      =============      =============
=============      =============

    5,098,620          7,870,846         26,277,940         31,516,144
3,132,916          5,501,805
           --            524,854                 --                 --
--             12,317
   (6,920,288)       (14,579,237)       (27,581,341)       (33,468,771)
(3,260,004)        (4,797,505)
- -------------      -------------      -------------      -------------
-------------      -------------

   (1,821,668)        (6,183,537)        (1,303,401)        (1,952,627)
(127,088)           716,617
=============      =============      =============      =============
=============      =============

           See accompanying notes to financial statements on page 47.
45

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 SCIENCE
AND
                                                                 TECHNOLOGY
DEVELOPING MARKETS
                                                                 GROWTH
FUND                         GROWTH FUND
                                                        -------------------
-----------      ------------------------------
                                                         YEAR ENDED
YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          JUNE 30,
JUNE 30,          JUNE 30,          JUNE 30,
                                                            2003
2002              2003              2002
                                                        ------------      -
-----------      ------------      ------------
OPERATIONS:
   Net investment income (loss)                            ($133,456)
($233,417)          $28,009          ($23,766)
   Net realized gain (loss) on investments                (5,718,058)
(11,594,790)         (692,664)         (372,873)
   Net change in unrealized appreciation
     (depreciation) on investments                         6,706,666
(3,413,606)          684,551          (965,437)
   Net realized gain (loss) on foreign currency
     transactions                                                 --
--               (65)             (837)
   Net change in unrealized appreciation (depreciation)
     on foreign currency transactions                             --
--                12                (7)
                                                        ------------      -
-----------      ------------      ------------
     Net increase (decrease) in net assets resulting
      from operations                                        855,152
(15,241,813)           19,843        (1,362,920)
                                                        ------------      -
-----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          --
--                --            (1,738)
   Net realized gains on investments                              --
(28,438)               --                --
                                                        ------------      -
-----------      ------------      ------------
     Total distributions                                          --
(28,438)               --            (1,738)
                                                        ------------      -
-----------      ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                               5,517,587
6,106,003        37,920,464        52,082,112
   Reinvested distributions                                       --
27,921                --             1,602
   Payments for shares redeemed                           (5,190,596)
(7,299,453)      (40,613,325)      (53,345,284)
                                                        ------------      -
-----------      ------------      ------------
     Increase (decrease) in net assets
       from capital share transactions                       326,991
(1,165,529)       (2,692,861)       (1,261,570)
                                                        ------------      -
-----------      ------------      ------------
       Total increase (decrease) in net assets             1,182,143
(16,435,780)       (2,673,018)       (2,626,228)
NET ASSETS
   Beginning of period                                    14,017,530
30,453,310        11,250,288        13,876,516
                                                        ------------      -
-----------      ------------      ------------
   End of period                                         $15,199,673
$14,017,530        $8,577,270       $11,250,288
                                                         ===========
============      ============      ============
NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)               $38,287,479
$38,093,944       $12,245,116       $14,937,977
   Undistributed (distributions in excess of) net
     investment income                                            --
--            27,944                --
   Accumulated net realized gain (loss) from
     security transactions and foreign
     currency transactions                               (20,417,009)
(14,698,951)       (3,566,583)       (2,873,919)
   Unrealized appreciation (depreciation) on
     investments                                          (2,670,797)
(9,377,463)         (129,212)         (813,763)
   Unrealized appreciation (depreciation) on
     foreign currency transactions                                --
--                 5                (7)
                                                        ------------      -
-----------      ------------      ------------
                                                         $15,199,673
$14,017,530        $8,577,270       $11,250,288
                                                         ===========
============      ============      ============
CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                      772,939
552,797         5,153,943         6,020,956
   Reinvested distributions                                       --
2,200                --               187
   Redeemed                                                 (749,462)
(690,196)       (5,486,325)       (6,145,987)
                                                        ------------      -
-----------      ------------      ------------
Net increase (decrease)
                                                              23,477
(135,199)         (332,382)         (124,844)
                                                        ============
============      ============      ============

46         See accompanying notes to financial statements on page 47.

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-[LOGO]
NOTES TO FINANCIAL STATEMENTS


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Sit Mutual Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-
end
         management investment companies, or series thereof. The Sit
Developing
         Markets Growth, Sit Small Cap Growth, Sit International Growth,
Sit
         Balanced, and Sit Science and Technology Growth Funds are series funds of Sit Mutual Funds, Inc.

         THIS REPORT COVERS THE EQUITY FUNDS OF THE SIT MUTUAL FUNDS (THE FUNDS). THE INVESTMENT OBJECTIVE FOR EACH FUND IS AS FOLLOWS:

         ------------------------------------------------------------------
----------------------------------
                         FUND                            INVESTMENT
OBJECTIVE
         ------------------------------------------------------------------
----------------------------------
                        Balanced                         Long-term capital
appreciation consistent with the
                                                         preservation of
principal and to provide regular
                                                         income.
         ------------------------------------------------------------------
----------------------------------
              Large Cap Growth Fund, Inc.                Maximize long-term
capital appreciation.
         ------------------------------------------------------------------
----------------------------------
               Mid Cap Growth Fund, Inc.                 Maximize long-term
capital appreciation.
         ------------------------------------------------------------------
----------------------------------
                 International Growth                    Maximize long-term
growth.
         ------------------------------------------------------------------
----------------------------------
                  Small Cap Growth                       Maximize long-term
capital appreciation.
         ------------------------------------------------------------------
----------------------------------
               Science and Technology
                    Growth Fund                          Maximize long-term
capital appreciation.
         ------------------------------------------------------------------
----------------------------------
              Developing Markets Growth                  Maximize long-term
capital appreciation.
         ------------------------------------------------------------------
----------------------------------

         Significant accounting policies followed by the Funds are summarized below:

         INVESTMENTS IN SECURITIES

         Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior
         to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or
         if the last sales price is not available at the last reported bid price. The sale and bid prices are obtained from independent pricing
         services. Debt securities maturing more than 60 days are priced by an
         independent pricing service. When market quotations are not readily
         available, or securities cannot be valued by the pricing service, securities are valued at fair value as determined in good faith using
         procedures established by the Board of Directors, which may include
         dealer supplied valuations. Debt securities maturing in less than
60
         days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


         Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the
         accrual basis.

         ILLIQUID SECURITIES

         Each fund currently limits investments in illiquid securities to 15% of net assets. At June 30, 2003, there were no securities held by the Funds deemed illiquid by the investment adviser. Pursuant to the guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the
         limitation specified above.

         FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY
CONTRACTS

         The market value of securities and other assets and liabilities denominated in foreign currencies for Developing Markets Growth
Fund
         and International Growth Fund are translated daily into U.S.
dollars at
         the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains
         (losses) realized between the accrual and payment dates on such income.
         Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions.
For
         securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

         The Developing Markets Growth and International Growth Funds may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The
         net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of
         the contract.

         FEDERAL TAXES

         The Funds' policy is to comply with the requirements of the Internal
         Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no
         income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

         Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax
         character of distributions paid during the fiscal years ended June
30,
         was as follows:

- -------------------------------------------------------------------------
-[LOGO]

         YEAR ENDED JUNE 30, 2003:
                                         Ordinary Income             Long
Term Capital Gain         Total
                                         ---------------             ------
----------------         -----
         Balanced                            $455,000
--                 $455,000
         Large Cap Growth                          --
--                       --
         Mid Cap Growth                            --
--                       --
         International Growth                      --
--                       --
         Small Cap Growth                          --
--                       --
         Science & Technology Growth               --
--                       --
         Developing Markets Growth                 --
--                       --

         YEAR ENDED JUNE 30, 2002:
                                         Ordinary Income            Long
Term Capital Gain         Total
                                         ---------------            -------
---------------         -----
         Balanced                            $596,000
$9,747                 $605,747
         Large Cap Growth                          --
931,511                  931,511
         Mid Cap Growth                            --
5,755,281                5,755,281
         International Growth                      --
--                       --
         Small Cap Growth                          --
319,828                  319,828
         Science & Technology Growth               --
28,438                   28,438
         Developing Markets Growth              1,738
--                    1,738


         As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                           Undistributed
Accumulated            Unrealized
                                             Ordinary
Capital             Appreciation
                                              Income                   Gain
(Loss)          (Depreciation)
                                           -------------             ------
-------          --------------
         Balanced                            $80,738
($5,265,807)            ($1,227,492)
         Large Cap Growth                     43,757
(23,482,341)             (2,513,312)
         Mid Cap Growth                           --
(65,362,463)              6,510,597
         International Growth                424,155
(34,342,194)             (9,925,181)
         Small Cap Growth                         --
(79,761,647)              8,055,801
         Science & Technology Growth              --
(20,109,488)             (2,978,318)
         Developing Markets Growth            27,944
(3,566,583)               (129,212)

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


         Undistributed net investment income and accumulated net realized gains
         (losses) from the Statement of Changes in Net Assets have been increased (decreased) by current permanent book-to-tax differences resulting in reclassification of additional paid-in capital as follows:

                                               Undistributed
Accumulated                Additional
                                              net investment            net
realized                 paid-in
                                                  income
gains (losses)                capital
                                              --------------           ----
----------              ----------
         Mid Cap Growth                          1,124,324
--                 (1,124,324)
         International Growth                        4,027
(4,027)                        --
         Small Cap Growth                        1,567,958
--                 (1,567,958)
         Science & Technology Growth               133,456
--                   (133,456)
         Developing Markets Growth                    (65)
65                         --

         As of June 30, 2003, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent capital gains, will begin to expire as follows:

                                                      Loss Carryover
Expiration Year
                                                      --------------
---------------
         Balanced                                       $5,265,807
2010
         Large Cap Growth                               23,482,341
2010
         Mid Cap Growth                                 65,362,463
2010
         International Growth                           34,342,194
2009
         Small Cap Growth                               79,761,647
2010
         Science & Technology Growth                    20,109,488
2010
         Developing Markets Growth                       3,566,583
2007


         DISTRIBUTIONS

         Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds' capital stock. Distributions from net investment income, if any, are declared and paid
         quarterly for the Balanced Fund and declared and paid annually for Science and Technology Growth, Developing Markets Growth, Small
Cap
         Growth, International Growth, Mid Cap Growth, and Large Cap Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

- -------------------------------------------------------------------------
-[LOGO]


         CONCENTRATION OF INVESTMENTS

         The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve
         greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income it generates, as well as the Fund's ability to repatriate such amounts.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)      INVESTMENT SECURITY TRANSACTIONS

         Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended June 30, 2003, were as follow:

                                                          Purchases ($)
Proceeds ($)
                                                          -------------
------------
         Balanced Fund                                      7,580,497
9,316,061
         Large Cap Growth Fund                             18,432,448
24,337,522
         Mid Cap Growth Fund                               80,118,296
99,296,981
         International Growth Fund                         10,386,441
18,888,150
         Small Cap Growth Fund                             89,016,919
88,521,576
         Science and Technology Growth Fund                 6,546,684
6,122,477
         Developing Markets Growth Fund                       559,109
2,812,628

(3)      EXPENSES

         INVESTMENT ADVISER

         The Funds each have entered into an investment management agreement with Sit Investment Associates, Inc. (SIA), under which SIA manages the
         Funds' assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the
         annual rate of:

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                 Contractual    Net of
Adviser's
                                                  Management     Voluntary
Fee
                                                     Fee            Waiver
                                                 -----------    -----------
-----

         Balanced Fund                              1.00%            1.00%
         Large Cap Growth Fund                      1.00%            1.00%
         Mid Cap Growth Fund                        1.25%            1.15%
         International Growth Fund                  1.85%            1.50%
         Small Cap Growth Fund                      1.50%            1.50%
         Science and Technology Growth Fund         1.50%            1.35%
         Developing Markets Growth Fund             2.00%            2.00%

         SIA is obligated to pay all of the Funds' expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions and other transaction charges relating to investing activities).

         For the periods through December 31, 2004 the Adviser has agreed to limit the management fee of the Mid Cap Growth Fund, Science and Technology Growth Fund, and International Growth Fund to 1.15%,
1.35%,
         and 1.50% of the Fund's average daily net assets respectively.

         As of June 30, 2003, the Large Cap Growth Fund, International
Growth
         Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Science and Technology Growth Fund, Developing Markets Growth Fund, and
Balanced
         Fund had invested $1,029,000, $881,000, $8,116,000, $10,826,000,
         $247,000, $587,000 and $331,000, respectively, in the Sit Money
Market
         Fund. The terms of such transactions were identical to those of non-related entities except that, to avoid duplicate investment advisory fees, SIA remits to each Fund an amount equal to all fees otherwise due to them under their investment management agreement for
         the assets invested in the Sit Money Market Fund.


         INVESTMENT SUB-ADVISER

         SIA has entered into a sub-advisory arrangement with an affiliated international investment adviser, Sit/Kim International Investment Associates, Inc. ("SKI"). SKI provides investment research information
         and portfolio management service for the Developing Markets Growth
Fund
         and International Growth Fund. Generally, as compensation for its services under the sub-advisory agreement, SIA pays SKI a monthly fee
         of 1/12 of .75% (.65% net of waiver for the International Growth
Fund)
         on the first $100 million of each Fund's average daily net assets, 1/12 of .50% on the next $100 million of average daily net assets and 1/12 of .40% of average daily net assets in excess of $200 million. SKI has agreed to waive any fees under the agreement to the extent that cumulative out of pocket expenses of each Fund borne by SIA exceed the
         cumulative fees received by SIA pursuant to each Fund's investment management agreement. In accordance with the agreement, fees of $401,354 were paid or payable to SKI for the year ended June 30,
2003.

- -------------------------------------------------------------------------
-[LOGO]


         TRANSACTIONS WITH AFFILIATES

         The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of
         June 30, 2003:

                                                                 % Shares
                                                   Shares       Outstanding
                                                   ------       -----------


         Balanced Fund                             214,401        16.64
         Large Cap Growth Fund                     416,589        18.90
         Mid Cap Growth Fund                     2,989,903        14.17
         International Growth Fund                 725,502        14.03
         Small Cap Growth Fund                   1,022,482        12.10
         Science and Technology Growth Fund        505,177        26.75
         Developing Markets Growth Fund            150,480        14.24

SIT BALANCED FUND
- -------------------------------------------------------------------------
-------
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                     ----------------------
------------------------------------------
                                                        2003         2002
2001          2000          1999
- -------------------------------------------------------------------------
--------------------------------------------
NET ASSET VALUE:
   Beginning of period                               $  12.29     $  15.33
$  19.18      $  17.38      $  16.68
- -------------------------------------------------------------------------
--------------------------------------------
OPERATIONS:
   Net investment income(2)                               .29          .36
..46           .40           .32
   Net realized and unrealized gains
     (losses) on investments                              .22        (3.01)
(3.51)         2.51          1.45
- -------------------------------------------------------------------------
--------------------------------------------
Total from operations                                     .51        (2.65)
(3.05)         2.91          1.77
- -------------------------------------------------------------------------
--------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                            (.33)        (.38)
(.48)         (.37)         (.31)
   From realized gains                                     --         (.01)
(.32)         (.74)         (.76)
- -------------------------------------------------------------------------
--------------------------------------------
Total distributions                                      (.33)        (.39)
(.80)        (1.11)        (1.07)
- -------------------------------------------------------------------------
--------------------------------------------
NET ASSET VALUE:
   End of period                                     $  12.47     $  12.29
$  15.33      $  19.18      $  17.38
- -------------------------------------------------------------------------
--------------------------------------------
Total investment return(1)                               4.43%
(17.62%)      (16.39%)       17.28%        11.25%
- -------------------------------------------------------------------------
--------------------------------------------
Net assets at end of period (000's omitted)          $ 16,065     $ 17,825
$ 24,947      $ 19,304      $ 12,112

RATIOS:
   Expenses to average daily net assets                  1.00%        1.00%
1.00%         1.00%         1.00%
     Net investment income to average daily
       net assets                                        2.54%        2.52%
2.89%         2.34%         2.01%
Portfolio turnover rate (excluding short-term
  securities)                                           48.86%       53.53%
63.32%        68.22%        89.37%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.

SIT LARGE CAP GROWTH FUND
- -------------------------------------------------------------------------
-------
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                    -----------------------
-------------------------------------------
                                                        2003         2002
2001          2000          1999
- -------------------------------------------------------------------------
---------------------------------------------
NET ASSET VALUE:
  Beginning of period                               $   26.40    $   38.99
$   63.66     $   52.84     $   49.34
- -------------------------------------------------------------------------
---------------------------------------------
OPERATIONS:
  Net investment income (loss)(2)                         .02         (.08)
(.16)         (.18)         (.04)
  Net realized and unrealized gains
    (losses) on investments                               .50       (12.17)
(19.48)        14.41          6.96
- -------------------------------------------------------------------------
---------------------------------------------
Total from operations                                     .52       (12.25)
(19.64)        14.23          6.92
- -------------------------------------------------------------------------
---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               --           --
--            --          (.01)
  From realized gains                                      --         (.34)
(5.03)        (3.41)        (3.41)
- -------------------------------------------------------------------------
---------------------------------------------
Total distributions                                        --         (.34)
(5.03)        (3.41)        (3.42)
- -------------------------------------------------------------------------
---------------------------------------------
NET ASSET VALUE:
  End of period                                     $   26.92    $   26.40
$   38.99     $   63.66     $   52.84
- -------------------------------------------------------------------------
---------------------------------------------
Total investment return(1)                               1.97%
(31.63%)      (32.92%)       27.75%        15.10%
- -------------------------------------------------------------------------
---------------------------------------------
Net assets at end of period (000's omitted)         $  59,324    $  63,839
$ 122,829     $ 172,400     $ 140,258

RATIOS:
  Expenses to average daily net assets                   1.00%        1.00%
1.00%         1.00%         1.00%
  Net investment income (loss) to average daily
    net assets                                           0.08%
(0.25%)       (0.33%)       (0.31%)       (0.09%)
Portfolio turnover rate (excluding short-term
  securities)                                           33.40%       34.74%
45.26%        48.95%        70.51%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.



     See accompanying notes to financial statements on page 47.
55

SIT MID CAP GROWTH FUND
- -------------------------------------------------------------------------
-------
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                     ----------------------
----------------------------------------------
                                                        2003         2002
2001          2000          1999
- -------------------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE:
   Beginning of period                               $   7.91     $  12.37
$  23.57      $  14.54      $  16.49
- -------------------------------------------------------------------------
------------------------------------------------
OPERATIONS:
   Net investment income (loss)(3)                       (.05)        (.07)
(.08)         (.12)         (.06)
   Net realized and unrealized gains
     (losses) on investments                              .20        (4.16)
(7.05)        10.38           .65
- -------------------------------------------------------------------------
------------------------------------------------
Total from operations                                     .15        (4.23)
(7.13)        10.26           .59
- -------------------------------------------------------------------------
------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                              --           --
--            --            --
   From realized gains                                     --         (.23)
(4.07)        (1.23)        (2.54)
- -------------------------------------------------------------------------
------------------------------------------------
Total distributions                                        --         (.23)
(4.07)        (1.23)        (2.54)
- -------------------------------------------------------------------------
------------------------------------------------
NET ASSET VALUE:
   End of period                                     $   8.06     $   7.91
$  12.37      $  23.57      $  14.54
- -------------------------------------------------------------------------
------------------------------------------------
Total investment return(1)                               1.90%
(34.66%)      (35.21%)       73.01%         6.94%
- -------------------------------------------------------------------------
------------------------------------------------
Net assets at end of period (000's omitted)          $170,173     $181,347
$360,037      $566,639      $375,343

RATIOS:
   Expenses to average daily net assets                  1.15%(2)
1.15%(2)      1.06%(2)      1.00%(2)      1.00%(2)
   Net investment income (loss) to average daily
     net assets                                         (0.73%)(2)
(0.79%)(2)    (0.49%)(2)    (0.58%)(2)    (0.46%)(2)
Portfolio turnover rate (excluding short-term
  securities)                                           53.19%       60.88%
56.21%        62.21%        68.62%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) Total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2003, 2002, 2001,
2000,
     and 1999 the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (0.83%), (0.89%), (0.68%), (0.83%), and (0.71%), respectively.

(3) The net investment income (loss) per share is based on average shares outstanding for the period.

SIT INTERNATIONAL GROWTH FUND
- -------------------------------------------------------------------------
-[LOGO]
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                   ------------------------
---------------------------------------------------------
                                                      2003         2002
2001          2000          1999          1998
- -------------------------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE:
  Beginning of period                              $  10.79     $  14.61
$  23.58      $  18.77      $  19.14      $  18.57
- -------------------------------------------------------------------------
-----------------------------------------------------------
OPERATIONS:
  Net investment income (loss)(3)                       .07         (.03)
(.03)         (.04)         (.07)          .02
  Net realized and unrealized gains
    (losses) on investments                           (1.47)       (3.79)
(8.42)         6.36           .84          1.25
- -------------------------------------------------------------------------
-----------------------------------------------------------
Total from operations                                 (1.40)       (3.82)
(8.45)         6.32           .77          1.27
- -------------------------------------------------------------------------
-----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             --           --
--          (.23)         (.06)         (.03)
  From realized gains                                    --           --
(.52)        (1.28)        (1.08)         (.67)
- -------------------------------------------------------------------------
-----------------------------------------------------------
Total distributions                                      --           --
(.52)        (1.51)        (1.14)         (.70)
- -------------------------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE:
  End of period                                    $   9.39     $  10.79
$  14.61      $  23.58      $  18.77      $  19.14
- -------------------------------------------------------------------------
-----------------------------------------------------------
Total investment return(1)                           (12.97%)     (26.15%)
(36.43%)       33.38%         4.51%         7.50%
- -------------------------------------------------------------------------
-----------------------------------------------------------
Net assets at end of period (000's omitted)        $ 48,533     $ 69,820
$123,085      $167,909      $ 94,982      $ 99,721

RATIOS:
  Expenses to average daily net assets                 1.50%(2)
1.50%(2)      1.50%(2)      1.50%(2)      1.50%(2)      1.50%(2)
  Net investment income (loss) to average daily
    net assets                                         0.81%(2)
(0.22%)(2)    (0.20%)(2)    (0.40%)(2)    (0.37%)(2)     0.12%(2)
Portfolio turnover rate (excluding short-term
  securities)                                         21.02%       25.78%
25.22%        30.61%        45.91%        43.74%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) Total Fund expenses are contractually limited to 1.85% of average daily net assets. However, during the years ended June 30, 2003, 2002, 2001,
2000,
     and 1999 the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.85% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been 0.46%, (0.57%), (0.55%),
(0.75%),
     and (0.72%), respectively.

(3) The net investment income (loss) per share is based on average shares outstanding for the period.


     See accompanying notes to financial statements on page 47.
57

SIT SMALL CAP GROWTH FUND
- -------------------------------------------------------------------------
-[LOGO]
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                     ----------------------
-------------------------------------------
                                                      2003         2002
2001         2000         1999
- -------------------------------------------------------------------------
---------------------------------------------
NET ASSET VALUE:
  Beginning of period                                $  21.06     $  28.99
$  41.35      $  18.28      $  20.35
- -------------------------------------------------------------------------
---------------------------------------------
OPERATIONS:
  Net investment income (loss)(2)                        (.18)        (.24)
(.13)         (.18)         (.18)
  Net realized and unrealized gains
    (losses) on investments                               .76        (7.65)
(11.65)        23.25          1.20
- -------------------------------------------------------------------------
---------------------------------------------
Total from operations                                     .58        (7.89)
(11.78)        23.07          1.02
- -------------------------------------------------------------------------
---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains                                      --         (.04)
(.58)           --         (3.09)
- -------------------------------------------------------------------------
---------------------------------------------
Total distributions                                        --         (.04)
(.58)           --         (3.09)
- -------------------------------------------------------------------------
---------------------------------------------
NET ASSET VALUE:
  End of period                                      $  21.64     $  21.06
$  28.99      $  41.35      $  18.28
- -------------------------------------------------------------------------
---------------------------------------------
Total investment return(1)                               2.75%
(27.24%)      (28.79%)      126.20%         8.77%
- -------------------------------------------------------------------------
---------------------------------------------
Net assets at end of period (000's omitted)          $182,912     $180,684
$227,888      $190,630      $ 50,335

RATIOS:
  Expenses to average daily net assets                   1.50%        1.50%
1.50%         1.50%         1.50%
  Net investment income (loss) to average daily
    net assets                                          (1.00%)
(0.99%)       (0.41%)       (0.83%)       (1.08%)
Portfolio turnover rate (excluding short-term
  securities)                                           59.98%       65.25%
39.91%        39.31%        71.84%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.

SIT SCIENCE AND TECHNOLOGY GROWTH FUND
- -------------------------------------------------------------------------
-[LOGO]
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                            ---------------
---------------------------------------------
                                                              2003
2002         2001       2000       1999
- -------------------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE:
  Beginning of period                                       $  7.52      $
15.23      $ 33.38    $ 15.23    $ 11.77
- -------------------------------------------------------------------------
-----------------------------------------------
Operations:
  Net investment income (loss)(3)                              (.07)
(.12)        (.19)      (.17)      (.07)
  Net realized and unrealized gains
    (losses) on investments                                     .60
(7.58)      (17.10)     18.32       3.53
- -------------------------------------------------------------------------
-----------------------------------------------
Total from operations                                           .53
(7.70)      (17.29)     18.15       3.46
- -------------------------------------------------------------------------
-----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     --
--           --         --         --
  From realized gains                                            --
(.01)        (.86)        --         --
- -------------------------------------------------------------------------
-----------------------------------------------
Total distributions                                              --
(.01)        (.86)        --         --
- -------------------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE:
  End of period                                               $8.05      $
7.52      $ 15.23    $ 33.38    $ 15.23
- -------------------------------------------------------------------------
-----------------------------------------------
Total investment return(1)                                     7.05%
(50.57%)     (52.96%)   119.17%     29.40%
- -------------------------------------------------------------------------
-----------------------------------------------
Net assets at end of period (000's omitted)                 $15,200
$14,018      $30,453   $ 46,173    $14,194

RATIOS:
  Expenses to average daily net assets                         1.35%(2)
1.35%(2)     1.29%(2)   1.25%(2)   1.25%(2)
  Net investment income (loss) to average net assets          (1.05%)(2)
(1.06%)(2)   (0.94%)(2) (0.86%)(2) (0.72%)(2)
Portfolio turnover rate (excluding short-term securities)     49.67%
76.78%       34.59%     29.60%     58.29%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) Total Fund expenses are contractually limited to 1.50% of average daily net assets. However, during the years ended June 30, 2003, 2002, 2001,
2000,
     and 1999 the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.50% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (1.20%), (1.21%), (1.15%), (1.11%), and (0.97%), respectively.

(3) The net investment income (loss) per share is based on average shares outstanding for the period.


     See accompanying notes to financial statements on page 47.
59

SIT DEVELOPING MARKETS GROWTH FUND
- -------------------------------------------------------------------------
-------
FINANCIAL HIGHLIGHTS


Years Ended June 30,
                                                            ---------------
------------------------------------------
                                                              2003
2002         2001       2000       1999
- -------------------------------------------------------------------------
--------------------------------------------
NET ASSET VALUE:
  Beginning of period                                       $  8.10      $
9.17      $ 13.43    $  9.98    $  9.05
- -------------------------------------------------------------------------
--------------------------------------------
OPERATIONS:
  Net investment income (loss)(2)                               .02
(.02)          --       (.06)        --
  Net realized and unrealized gains
    (losses) on investments                                      --
(1.05)       (4.26)      3.51        .93
- -------------------------------------------------------------------------
--------------------------------------------
Total from operations                                           .02
(1.07)       (4.26)      3.45        .93
- -------------------------------------------------------------------------
--------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     --
--           --         --         --
  From realized gains                                            --
--           --         --         --
- -------------------------------------------------------------------------
--------------------------------------------
Total distributions                                              --
--           --         --         --
- -------------------------------------------------------------------------
--------------------------------------------
NET ASSET VALUE:
  End of period                                             $  8.12      $
8.10      $  9.17    $ 13.43    $  9.98
- -------------------------------------------------------------------------
--------------------------------------------
Total investment return(1)                                     0.25%
(11.66%)     (31.72%)    34.57%     10.28%
- -------------------------------------------------------------------------
--------------------------------------------
Net assets at end of period (000's omitted)                 $ 8,577
$11,250      $13,877    $14,676    $11,338

RATIOS:
  Expenses to average daily net assets                         2.00%
2.00%        2.00%      2.00%      2.00%
  Net investment income (loss) to average daily
    net assets                                                 0.31%
(0.20%)       0.02%     (0.55%)    (0.05%)
Portfolio turnover rate (excluding short-term
  securities)                                                  6.61%
25.40%       21.87%     48.39%     98.24%

- ---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net
     asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.


60               See accompanying notes to financial statements on page 47.

INDEPENDENT AUDITORS' REPORT
- -------------------------------------------------------------------------
-[LOGO]


The Board of Directors and Shareholders
Sit Large Cap Growth Fund, Inc.
Sit Mid Cap Growth Fund, Inc.
Sit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolios of investments, of Sit Balanced Fund (a series of
Sit Mutual Funds, Inc.), Sit Large Cap Growth Fund, Inc., Sit Mid Cap
Growth
Fund, Inc., Sit International Growth Fund (a series of Sit Mutual Funds,
Inc.),
Sit Small Cap Growth Fund (a series of Sit Mutual Funds, Inc.), Sit Science and
Technology Growth Fund (a series of Sit Mutual Funds, Inc.), and Sit
Developing
Markets Growth Fund (a series of Sit Mutual Funds, Inc.), as of June 30,
2003;
the related statements of operations for the year then ended; the statements of changes in net assets for each of the years in the two-year period then ended;
and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sit
Balanced Fund, Sit Large Cap Growth Fund, Sit Mid Cap Growth Fund, Sit International Growth Fund, Sit Small Cap Growth Fund, Sit Science and Technology
Growth Fund, and Sit Developing Markets Growth Fund as of June 30, 2003 and the results of their operations, the changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
August 1, 2003

INFORMATION ABOUT DIRECTORS AND OFFICERS
- -------------------------------------------------------------------------
-------


The Sit Mutual Funds are a family of 12 no-load mutual funds. The seven
Stock
Funds described in this Stock Funds Annual Report are the Sit Mid Cap
Growth
Fund, Sit Large Cap Growth Fund, Sit International Growth Fund, Sit
Balanced
Fund, Sit Developing Markets Growth Fund, Sit Small Cap Growth Fund and the
Sit
Science and Technology Growth Fund (the "Funds" or individually, a "Fund"). The five Bond Funds within the Sit Mutual Fund family are described in a Bond Funds
Annual Report. The Sit Mid Cap Growth Fund and Sit Large Cap Growth Fund, and the corporate issuer of the Sit International Growth Fund, Sit Balanced Fund,
Sit Developing Markets Growth Fund, Sit Small Cap Growth Fund and the Sit Science and Technology Growth Fund have a Board of Directors and officers. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds' policies. The officers of the Funds manage the day-to-day operation of the Funds. Information pertaining to the directors and officers of the Funds is set forth below. The
Stock Funds SAI has additional information about the Fund directors and is available without charge upon request by calling the Sit Funds at 800-332-5580.


OTHER
                                               TERM OF OFFICE(1)
NUMBER OF        DIRECTORSHIPS
NAME, ADDRESS              POSITION(S)          AND LENGTH OF
PRINCIPAL OCCUPATION(S)  FUNDS IN FUND COMPLEX     HELD BY
AND AGE                  HELD WITH FUND          TIME SERVED
DURING PAST FIVE YEARS    OVERSEEN BY DIRECTOR   DIRECTOR(4)
INDEPENDENT DIRECTORS:      Director      Director since 1995.
Trustee, Pacific Gas &             12               None
John E. Hulse
Electric Nuclear
Suite 4600
Decommissioning Trust.
90 South Seventh Street
Minneapolis, MN  55402
Age:  70

Sidney L. Jones             Director      Director from 1988 to
Lecturer, Washington               12               None
Suite 4600                                1989 and from 1993 or
Campus Consortium of
90 South Seventh Street                   the Fund's inception        17
Universities;
Minneapolis, MN  55402                    if later.
Senior Advisor to
Age:  69
Lawrence and Company,

Toronto, Canada.

Donald Phillips             Director      Director of the             CEO
and CIO of WestLB              12               None
Suite 4600                                International Fund since    Asset
Management (USA)
90 South Seventh Street                   1993 and since 1990 or      LLC,
4/00 to present;
Minneapolis, MN  55402                    the Fund's inception if
President of Forstmann-
Age:  55                                  later for all other Funds.  Leff
International, Inc.
                                                                      from
1997 to 4/00.

Melvin C. Bahle             Director      Director Emeritus since
Director and/or officer            12               None
Suite 4600                  Emeritus      1995.                       of
several foundations
90 South Seventh Street                                               and
charitable
Minneapolis, MN  55402
organizations.
Age:  84

INTERESTED DIRECTORS:       Director and  Director
Chairman, CEO and CIO              12               None
Eugene C. Sit(2)            Chairman      since inception.            of
Sit Investment
Suite 4600
Associates, Inc. (the
Minneapolis, MN  55402
"Adviser); and Sit/Kim
90 South Seventh Street
International Investment
Age:  64
Associates, Inc.,

("Sit/Kim"); Director of
                                                                      SIA
Securities Corp.
                                                                      (the
"Distributor"); and

Chairman and CEO of Sit

Investment Fixed Income

Advisors, Inc. ("SF")

- -------------------------------------------------------------------------
-[LOGO]


OTHER
                                               TERM OF OFFICE(1)
NUMBER OF        DIRECTORSHIPS
NAME, ADDRESS              POSITION(S)          AND LENGTH OF
PRINCIPAL OCCUPATION(S)  FUNDS IN FUND COMPLEX     HELD BY
AND AGE                  HELD WITH FUND          TIME SERVED
DURING PAST FIVE YEARS    OVERSEEN BY DIRECTOR   DIRECTOR(4)
William E. Frenzel(2)       Director      Director since 1991 or the  Guest
Scholar at the               12               None
Suite 4600                                Fund's inception if later.
Brookings Institution
90 South Seventh Street                                               and
member of several
Minneapolis, MN  55402
government policy
Age:  74
committees, foundations
                                                                      and
organizations.

Advisory Director of
                                                                      the
Adviser; Director
                                                                      of
Sit/Kim and SF.

OFFICERS:                   Vice          Re-Elected by the Boards
Director and President             N/A              N/A
Peter L. Mitchelson         Chairman      annually; Officer since     of
the Adviser; Director
Suite 4600                                inception.                  and
Executive Vice
90 South Seventh Street
President of Sit/Kim;
Minneapolis, MN  55402
Director of the
Age:  62
Distributor; and Vice

Chairman of SF. Director
                                                                      of
the Sit Funds through

4/30/02.

Roger J. Sit(3)             Executive     Re-Elected by the Boards
Present: Executive Vice            N/A             N/A
Suite 4600                  Vice          annually; Officer since
President - Research and
90 South Seventh Street     President     1998.
Investment Management of
Minneapolis, MN  55402                                                the
Adviser; Director,
Age:  41
President, COO and Deputy
                                                                      CIO
of Sit/Kim.

G. Todd Berkley             Chief         Re-Elected by the Boards    COO
of the Funds; Sr.              N/A             N/A
Suite 4600                  Operating     annually; Officer since     Vice
President, US
90 South Seventh Street     Officer       2002.
Bancorp 12/00 to 2/01;
Minneapolis, MN  55402                                                Vice
President, US Bank
Age:  41                                                              5/95
to 12/99.

Erik S. Anderson            Vice          Re-Elected by the Boards    Vice
President - Research          N/A             N/A
Suite 4600                  President -   annually; Officer since     and
Investment Management
90 South Seventh Street     Investments   1991.                       of
the Adviser.
Minneapolis, MN  55402
Age:  59

Ronald D. Sit(3)            Vice          Re-Elected by the Boards    Vice
President - Research          N/A             N/A
Suite 4600                  President -   annually; Officer since     and
Investment Management
90 South Seventh Street     Investments   1985.                       of
the Adviser.
Minneapolis, MN  55402
Age:  43

- -------------------------------------------------------------------------
-------


OTHER
                                               TERM OF OFFICE(1)
NUMBER OF        DIRECTORSHIPS
NAME, ADDRESS              POSITION(S)          AND LENGTH OF
PRINCIPAL OCCUPATION(S)  FUNDS IN FUND COMPLEX     HELD BY
AND AGE                  HELD WITH FUND          TIME SERVED
DURING PAST FIVE YEARS    OVERSEEN BY DIRECTOR   DIRECTOR(4)
Robert W. Sit(3)            Vice          Re-Elected by the Boards    Vice
President - Research          N/A              N/A
Suite 4600                  President -   annually; Officer since     and
Investment Management
90 South Seventh Street     Investments   1997.                       of
the Adviser.
Minneapolis, MN 55402
Age:  34

Bryce A. Doty               Vice          Re-Elected by the Boards    Vice
President and Fixed           N/A              N/A
Suite 4600                  President -   annually; Officer since
Income Portfolio Manager
90 South Seventh Street     Investments.  1996.                       of
SF.
Minneapolis, MN 55402       Balanced
Age:  36                    Fund only.

Michael P. Eckert           Vice          Re-Elected by the Boards
Mutual Fund Institutional          N/A              N/A
Suite 4600                  President -   annually; Officer since
Client Group of Adviser
90 South Seventh Street     Institutional 1989.
Minneapolis, MN  55402      Client
Age:  47                    Group

Paul E. Rasmussen           Vice          Re-Elected by the Boards    Vice
President, Secretary,         N/A              N/A
Suite 4600                  President     annually; Officer since
Controller and Chief
90 South Seventh Street     and           1994.
Compliance Officer of the
Minneapolis, MN  55402      Treasurer
Adviser; Vice President,
Age:  42
Secretary, and Chief

Compliance Officer of

Sit/Kim and SF; President
                                                                      of
the Distributor.

Michael J. Radmer           Secretary     Re-Elected by the Boards
Partner of the Funds'              N/A              N/A
Suite 1500                                annually; Officer since
general counsel, Dorsey &
50 South Sixth Street                     1984.
Whitney, LLP
Minneapolis, MN  55402
Age:  58

Carla J. Rose               Vice          Re-Elected by the Boards    Vice
President,                    N/A              N/A
Suite 4600                  President,    annually; Officer since
Administration & Deputy
90 South Seventh Street     Assistant     2000.
Controller of the
Minneapolis, MN  55402      Secretary &
Adviser; Vice President,
Age:  37                    Assistant
Administration and
                            Treasurer
Controller of Sit/Kim;

Controller and Treasurer
                                                                      of
SF.

Kelly K. Boston             Assistant     Re-Elected by the Boards    Staff
Attorney of the              N/A             N/A
Suite 4600                  Secretary &   annually; Officer since
Adviser.
90 South Seventh Street     Assistant     2000.
Minneapolis, MN  55402      Treasurer
Age:  34

- -------------------------------------------------------------------------
-[LOGO]


(1) Each Director serves until his resignation, removal or the next meeting of the shareholders at which election of directors is an agenda item and until his successor is duly elected and shall qualify.

(2) Directors who are deemed to be "interested person" of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an "interested person" because he is an officer of Sit Investment Associates, Inc., the Fund's investment adviser. Mr.
Frenzel is
     deemed to be an interested person because he is an advisory director and shareholder of the Fund's investment adviser.

(3)  Mr. Roger Sit, Mr. Ronald Sit, and Mr. Robert Sit are sons of Eugene
C.
     Sit.

(4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment
     companies registered under the 1940 Act.

FEDERAL TAX INFORMATION
- -------------------------------------------------------------------------
-------


   We are required by Federal tax regulations to provide shareholders with certain information regarding dividend distributions on an annual fiscal year basis. The figures are for informational purposes only and should not be used for reporting to federal or state revenue agencies. All necessary tax information will be mailed in January each year.

                                             ORDINARY
FUND AND PAYABLE DATE                        INCOME(a)
- ----------------------                     ------------

Balanced Fund
     October 8, 2002                       $ 0.08431
     December 10, 2002                       0.07828
     April 8, 2003                           0.07618(b)
     July 8, 2003                            0.06339(b)
                                           ------------
                                           $ 0.30216(c)
                                           ============

(a) Includes distributions of short-term gains, if any, which are taxable as ordinary income.

(b) Taxable as ordinary income, 35.81% qualifying for reduced dividend income tax rate for individuals.

(c) Taxable as ordinary income, 32.27% qualifying for dividends-received deduction by corporations.

SIT MUTUAL FUNDS
- -------------------------------------------------------------------------
-[LOGO]
A LOOK AT THE SIT MUTUAL FUNDS


     Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the
United States. Sit Investment Associates currently manages approximately $6.4 billion for some of America's largest corporations, foundations and endowments.

     Sit Mutual Funds are comprised of twelve NO-LOAD funds. NO-LOAD means that
Sit Mutual Funds have no sales charges on purchases, no deferred sales charges, no 12b-1 fees and no redemption fees and no exchange fees. Every dollar you invest goes to work for you.

     Sit Mutual Funds offer:
          * Free telephone exchange
          * Dollar-cost averaging through an automatic investment plan
          * Electronic transfer for purchases and redemptions
          * Free checkwriting privileges on bond funds
          * Retirement accounts including IRAs and 401(k) plans



                               SIT FAMILY OF FUNDS



                                     [GRAPH]



STABILITY:           INCOME:             GROWTH:            HIGH GROWTH:
SAFETY OF PRINCIPAL  INCREASED INCOME    LONG-TERM CAPITAL  LONG-TERM
CAPITAL
AND CURRENT INCOME                       APPRECIATION       APPRECIATION
                                         AND INCOME


MONEY MARKET         U.S. GOVERNMENT     BALANCED           MID CAP GROWTH
                      SECURITIES         LARGE CAP GROWTH   INTERNATIONAL
GROWTH
                     TAX-FREE INCOME                        SMALL CAP
GROWTH
                     MINNESOTA TAX-FREE                     SCIENCE AND
                      INCOME                                  TECHNOLOGY
GROWTH
                     BOND                                   DEVELOPING
MARKETS
                                                              GROWTH

ANNUAL REPORT STOCK FUNDS

Year Ended June 30, 2003

INVESTMENT ADVISER                        AUDITORS

Sit Investment Associates, Inc.           KPMG LLP
90 South Seventh Street, Suite 4600       90 South Seventh Street, Suite
4200
Minneapolis, MN 55402                     Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580
                                          LEGAL COUNSEL

DISTRIBUTOR                               Dorsey & Whitney LLP
                                          220 South Sixth Street, Suite
1500
SIA Securities Corp.                      Minneapolis, MN 55402
90 South Seventh Street, Suite 4600
Minneapolis, MN 55402
612-334-5888 (Metro Area)                 INVESTMENT SUB-ADVISER
800-332-5580
                                          (Developing Markets Growth Fund
and
CUSTODIAN                                 International Growth Fund)
                                          Sit/Kim International Associates,
Inc.
The Northern Trust Company                90 South Seventh Street, Suite
4600
50 South LaSalle Street                   Minneapolis, MN 55402
Chicago, IL 60675                         612-334-5888 (Metro Area)
                                          800-332-5580

TRANSFER AGENT AND
DISBURSING AGENT

PFPC Inc.
P.O. BOX 5166
Westboro, MA 01581-5166






                        [LOGO] SIT INVESTMENT ASSOCIATES
                               -------------------------
                                    SIT MUTUAL FUNDS

Item 2: Code of Ethics. The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

A copy of the registrant's code of ethics is available without charge upon request by calling the registrant at 612-344-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 4600 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert - the registrant's Board of Directors has determined that Mr. John E. Hulse is an audit committee financial expert serving on its audit committee. Mr. Hulse is independent for purposes of this item.

Item 4: Principal Accountant Fees and Services - Not applicable to this Annual Report

Items 5-6:  Reserved.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. - Not applicable

Item 8:  Reserved.

Item 9:   Controls and Procedures -

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits: - Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

(c)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MID CAP GROWTH FUND, INC.
--------------------------

By (Signature and Title)* /s/ Paul E. Rasmussen
                          ------------------------
                              Paul E. Rasmussen
                              Vice President Treasurer
Date August 28, 2003
     ---------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MID CAP GROWTH FUND, INC.

By (Signature and Title)* /s/ Eugene C. Sit
                          ------------------------
                              Eugene C. Sit
                              Chairman

Date August 28, 2003
     ---------------------------------------------